As filed with the Securities and Exchange Commission on August 7, 2002
                                 Registration Nos. 333-85618; 811-7935
___________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. 1                                        [X]
   Post-Effective Amendment No.                                         [ ]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 11

                              SEPARATE ACCOUNT NY-B
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                                   OF NEW YORK
                               (Name of Depositor)

                          1000 Woodbury Road, Suite 102
                               Woodbury, NY 11797
                                 (800) 963-9539
         (Address and Telephone Number of Depositor's Principal Offices)


         Linda E. Senker, Esq.                  Kimberly J. Smith
         ReliaStar Life Insurance               ING
         Company of New York                    1475 Dunwoody Drive
         1475 Dunwoody Drive                    West Chester, PA  19380
         West Chester, PA 19380                 (610) 425-3427
         (610) 425-4139

          (Name and Address of Agent for Service of Process)

-------------------------------------------------------------------------------
Approximate date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                     PART A


ING  VARIABLE  ANNUITIES



RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                                   PROFILE OF

                     ING SMARTDESIGN VARIABLE ANNUITY -- NY

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                 ________, 2002

1.   THE ANNUITY CONTRACT

The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and ReliaStar Life Insurance Company of New York ("ReliaStar of NY"). The Contract features a 4% premium credit option, which is currently available only at Contract issue. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the available mutual fund investment portfolios through our Separate Account NY-B and/or (ii) in a Fixed Interest Division of ReliaStar of NY with guaranteed interest periods. The investment portfolios are listed in "The Investment Portfolios". The Fixed Interest Division is described in a separate Offering Brochure. Generally, the investment portfolios are designed to offer a better return than the Fixed Interest Division. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest in the investment portfolios.

The Contract offers a choice of death benefit options. You may choose from three option packages which determine your death benefit, minimum premium and annual free withdrawal. Your choice of option package will affect your mortality and expense risk charge.

111195                            ING SMARTDESIGN VARIABLE ANNUITY - NY PROFILE

The differences are summarized as follows:

-------------------------------- ------------------------------ ------------------------------ -----------------------------

                                 OPTION PACKAGE I               OPTION PACKAGE II              OPTION PACKAGE III
-------------------------------- ------------------------------ ------------------------------ -----------------------------
MORTALITY AND EXPENSE RISK
CHARGE                           0.90%                          1.10%                          1.25%
-------------------------------- ------------------------------ ------------------------------ -----------------------------
DEATH BENEFIT*                   The greater of:                The greatest of:               The greatest of:

                                                                                               (2) (1)  the Standard Death
                                 (1)   the Standard Death**;    (1)   the Standard Death             Benefit**; the
                                                                      Benefit**;                     contract value**;
                                 (2) the contract value**; or
                                                                                               (3) (2)  return of premium;
                                 (3) return of premium.         (2)   the contract value**;          or

                                                                (3)   return of premium; or    (3)   the Annual Ratchet
                                                                                                     death benefit**.
                                                                (4)   the Annual Ratchet
                                                                      death benefit**.
-------------------------------- -------------- --------------- --------------- -------------- --------------- -------------
                                 Non-                           Non-                           Non-
MINIMUM INITIAL PURCHASE         Qualified:     Qualified:      Qualified:      Qualified:     Qualified:      Qualified:
PAYMENT
                                 $15,000        $1,500          $5,000          $1,500         $5,000          $1,500
-------------------------------- -------------- --------------- --------------- -------------- --------------- -------------
FREE WITHDRAWALS                 10% of your contract value     10% of your contract value     10% of your contract value
                                 at time of withdrawal, less    at time of withdrawal, less    each contract year,
                                 any free withdrawals,          any free withdrawals,          cumulative to a maximum 30%
                                 non-cumulative                 non-cumulative
-------------------------------- ------------------------------ ------------------------------ -----------------------------


      *    determined as of the claim date
      **   less credits added after or within 12 months of the date of death.

Please see "Purchase and Availability of the Contract", "Death Benefit During the Accumulation Phase", and "Free Withdrawal Amount" for a complete description of the features of each option package.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract. You determine (1) the amount and frequency of premium payments, (2) your investment allocations, (3) transfers between investment options, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

     o Receive income phase payments for a specified period of time or for life;

     o Receive income phase payments monthly, quarterly, semi-annually or annually;

     o Select an income phase payment option that provides for payments to your beneficiary; or

     o Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)

The minimum initial payment to purchase the Contract, and the maximum age at which you may purchase the Contract depend on the option package that you select.

     --------------------------- ------------------------------ ------------------------------- ----------------------------
                                 OPTION PACKAGE I               OPTION PACKAGE II               OPTION PACKAGE III
     --------------------------- ------------------------------ ------------------------------- ----------------------------
     Minimum Initial             $15,000 (non-qualified)        $5,000 (non-qualified)          $5,000 (non-qualified)
     Payment                     $1,500 (qualified)             $1,500 (qualified)              $1,500 (qualified)
     --------------------------- ------------------------------ ------------------------------- ----------------------------
     Maximum Age to Purchase
                                 85                             80                              80
     --------------------------- ------------------------------ ------------------------------- ----------------------------


You may make additional premium payments until the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $500 ($50 for qualified) regardless of the option package you select. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

PREMIUM CREDIT OPTION. At the time of application you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received during the first contract year. The credit will 4% of premium received during the first contract year and will be allocated among the investment options you have selected in proportion to your premium.

We will assess a charge for the premium credit which will be deducted from your contract value for a period of up to seven years following the addition of the premium credit. The premium credit option charge will be deducted from your contract value in both the subaccounts and the Fixed Interest Division. The charge will equal 0.50% of your contract value in the subaccounts on an annual basis and will reduce the interest which would otherwise have been credited to your contract value in the Fixed Interest Division by 0.50% on an annual basis. See "Expenses."

If you anticipate that you will need to make withdrawals from your Contract during the first seven contract years, you may not want to elect the premium credit option. Your sales representative can help you decide if the premium credit option is right for you.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

4.   THE INVESTMENT PORTFOLIOS

You can direct your money into (1) the Fixed Interest Division, and/or (2) into any one or more of the following mutual fund investment portfolios through our Separate Account NY-B. Keep in mind that while an investment in the Fixed Interest Division earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

GCG TRUST                                                       ING VARIABLE PRODUCTS TRUST
   Core Bond Series                                                ING VP Convertible Portfolio(1) (Class S)
   International Enhanced EAFE Series (Service Class)              ING VP Large Company Value Portfolio(1) (Class S)
   J.P. Morgan Fleming Small Cap Equity Series                     ING VP LargeCap Growth Portfolio(1) (Class S)
      (Service Class)                                              ING VP MagnaCap Portfolio(1) (Class S)
   Janus Growth and Income Series                               INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Liquid Asset Series                                             INVESCO VIF-Financial Services Fund
   Research Series                                                 INVESCO VIF-Health Sciences Fund
   Total Return Series                                             INVESCO VIF-Leisure Fund
   Value Equity Series                                             INVESCO VIF-Utilities Fund
AIM VARIABLE INSURANCE FUNDS                                    JANUS ASPEN SERIES
   AIM V.I. Dent Demographic Trends Fund (Series II)               Janus Aspen Series Worldwide Growth Portfolio
   AIM V.I. Growth Fund (Series II)                                   (Service Class)
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                    PIMCO VARIABLE INSURANCE TRUST
   Alliance Bernstein Value Portfolio (Class B)                    PIMCO High Yield  Portfolio
   Alliance Growth and Income Portfolio (Class B)               PIONEER VARIABLE CONTRACTS TRUST
   Alliance Premier Growth Portfolio (Class B)                     Pioneer Fund VCT Portfolio (Class II)
FIDELITY(R)VARIABLE INSURANCE PRODUCTS FUND                         Pioneer Small Company VCT Portfolio (Class II)
   Fidelity(R)VIP Growth Portfolio (Class 2)                     PRUDENTIAL SERIES FUND, INC.
   Fidelity(R)VIP Equity-Income Portfolio (Class 2)                 Jennison Portfolio (Class II)
   Fidelity(R)VIP Contrafund Portfolio (Class 2)                    SP Jennison International Growth Portfolio (Class II)
ING GET FUND                                                    PUTNAM VARIABLE TRUST
   ING Get Fund (1)                                                Putnam VT Growth and Income (Class IB)
ING PARTNERS, INC.                                                 Putnam VT International Growth and Income
   ING JP Morgan Mid Cap Value Portfolio(1)                           (Class IB)
      (Service Class)                                              Putnam VT Voyager Fund II (Class IB)
   ING MFS Capital Opportunities Portfolio(1)                   UBS SERIES TRUST
      (Initial Class)                                              UBS Tactical Allocation Portfolio(1) (Class I)
   ING MFS Global Growth Portfolio(1) (Service Class)
   ING Van Kampen Comstock Portfolio(1) (Service Class)
ING VARIABLE INSURANCE TRUST
   ING VP Worldwide Growth Portfolio(1)
ING VARIABLE PORTFOLIOS, INC.
   ING VP Index Plus LargeCap Portfolio(1) (Class S) ING VP Index Plus MidCap
   Portfolio(1) (Class S) ING VP Index Plus SmallCap Portfolio(1) (Class S) ING
   VP Value Opportunity Portfolio(1) (Class S)

  (1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix A -- The Investment Portfolios for a complete list of former and current fund names.

RESTRICTED FUNDS. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We also deduct a charge for the premium credit option, if elected. We deduct the mortality and expense risk charge, the asset-based administrative charge, and the premium credit option charge, if applicable, daily directly from your contract value in the investment portfolios. We also deduct the premium credit option charge from your contract value in the Fixed Interest Division. We will also make a daily deduction, during the guarantee period, of a guarantee charge, equal on an annual basis to the percentage shown below, from amounts allocated to the GET Fund.

 These charges, on an annual basis, are as follows:

     ----------------------------------------------------------------------------------------
                                                       OPTION         OPTION         OPTION
                                                     PACKAGE I      PACKAGE II    PACKAGE III
     ----------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge                  0.90%           1.10%         1.25%
      Asset-Based Administrative Charge                0.15%           0.15%         0.15%
          Total                                        1.05%           1.25%         1.40%
     Optional Asset-Based Premium Credit Charge        0.50%           0.50%         0.50%
     Total With Optional Premium Credit Charge         1.55%           1.75%         1.90%
      GET Fund Guarantee Charge*                       0.50%           0.50%         0.50%
          Total With GET Fund Guarantee Charge         2.05%           2.25%         2.40%
     ----------------------------------------------------------------------------------------

         *   applied to amounts invested in the GET Fund investment option only


During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. The Administrative Charge during the income phase is 0.15%. This charge applies to you during the entire income phase. See "The Income Phase- Charges Deducted."

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54 % to 2.26% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount for a contract year is 10% of contract value, based on the contract value on the date of withdrawal, less any prior withdrawals in that contract year. Under Option Package III, any unused free withdrawal amount may carry forward to successive contract years, but in no event would the free withdrawal amount at any time exceed 30% of contract value. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

   COMPLETE YEARS ELAPSED      0    1    2     3    4    5    6    7+
      SINCE PREMIUM PAYMENT

   SURRENDER CHARGE            6%   6%   6%   6%    5%   4%   3%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: One part reflects the mortality and expense risk charge (based on Option Package III), the asset-based administrative charge, the premium credit option charge, and the annual contract administrative charge as 0.04% (based on an average contract value of $69,000). The second part reflects the same insurance charges, but without the premium credit option charge. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio (after any applicable waivers or reductions) and is based on actual expenses as of December 31, 2001, except for portfolios that commenced operations during 2001 where the charges have been estimated. Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are included in the 10 year example for the GET Fund. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on Option Package III). The 1 Year examples below include a 6% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected Option Package III. For these examples, the premium tax is assumed to be 0%.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                         TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                            -----------------                      ------------       -------------------------------------
                             WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                              THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                             RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
---------------------------------------------------------------------------------------------------------------------------

 THE GCG TRUST
  Core Bond                  1.94%    1.44%          1.01%        2.95%     2.45%       $91       $85       $322      $279
  International
    Enhanced EAFE            1.94%    1.44%          1.26%        3.20%     2.70%       $94       $87       $347      $303
  Janus Growth
    and Income               1.94%    1.44%          1.11%        3.05%     2.55%       $92       $86       $332      $289
  J.P. Morgan Fleming
    Small Cap                1.94%    1.44%          1.16%        3.10%     2.60%       $93       $86       $337      $293
  Liquid Asset               1.94%    1.44%          0.54%        2.48%     1.98%       $86       $80       $274      $231
  Research                   1.94%    1.44%          0.89%        2.83%     2.33%       $90       $84       $310      $267
  Total Return               1.94%    1.44%          0.89%        2.83%     2.33%       $90       $84       $310      $267
  Value Equity               1.94%    1.44%          0.95%        2.89%     2.39%       $90       $84       $316      $273

 AIM VARIABLE INSURANCE FUND
  AIM V.I. Dent
    Demographic
    Trends Fund              1.94%    1.44%          1.45%        3.39%     2.89%       $96       $89       $365      $321
  AIM V.I. Growth            1.94%    1.44%          1.13%        3.07%     2.57%       $92       $86       $334      $290

 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  AllianceBernstein
    Value                    1.94%    1.44%          1.20%        3.14%     2.64%       $93       $87       $341      $297
  Alliance Growth
    and Income               1.94%    1.44%          0.92%        2.86%     2.36%       $90       $84       $313      $270
  Alliance Premier
    Growth                   1.94%    1.44%          1.29%        3.23%     2.73%       $94       $88       $350      $306

 FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
  Fidelity Contrafund(R)     1.94%    1.44%          0.94%        2.88%     2.38%       $90       $84       $315      $272
  Fidelity Equity-Income     1.94%    1.44%          0.84%        2.78%     2.28%       $89       $83       $305      $262
  Fidelity Growth            1.94%    1.44%          0.93%        2.87%     2.37%       $90       $84       $314      $271

 ING PARTNERS, INC.
  ING J.P. Morgan
    MidCap Value             1.94%    1.44%          1.35%        3.29%     2.79%       $95       $88       $356      $312
  ING MFS Capital
    Opportunities            1.94%    1.44%          0.90%        2.84%     2.34%       $90       $84       $311      $268
  ING MFS Global
    Growth                   1.94%    1.44%          1.45%        3.39%     2.89%       $96       $89       $365      $321
  ING Van Kampen
    Comstock                 1.94%    1.44%          1.20%        3.14%     2.64%       $93       $87       $341      $297

 ING VARIABLE PORTFOLIOS, INC.
  ING GET Fund               1.94%    1.44%          1.00%        2.94%     2.44%       $96       $85        N/A       N/A
  ING VP Index
    Plus LargeCap            1.94%    1.44%          0.69%        2.63%     2.13%       $88       $82       $290      $246
  ING VP Index Plus
    MidCap                   1.94%    1.44%          0.80%        2.74%     2.24%       $89       $83       $301      $257
  ING VP Index
    Plus SmallCap            1.94%    1.44%          0.85%        2.79%     2.29%       $89       $83       $306      $263
  ING VP Value
    Opportunity              1.94%    1.44%          0.96%        2.90%     2.40%       $90       $84       $317      $274

 ING VARIABLE INSURANCE TRUST
 ING VP Worldwide
    Growth                   1.94%    1.44%          1.23%        3.17%     2.67%       $93       $87       $344      $300

 ING VARIABLE PRODUCTS TRUST
  ING VP Convertible         1.94%    1.44%          1.10%        3.04%     2.54%       $92       $86       $331      $288
  ING VP LargeCap
    Growth                   1.94%    1.44%          1.10%        3.04%     2.54%       $92       $86       $331      $288
  ING VP Large
    Company Value            1.94%    1.44%          1.10%        3.04%     2.54%       $92       $86       $331      $288
  ING VP MagnaCap            1.94%    1.44%          1.10%        3.04%     2.54%       $92       $86       $331      $288

 INVESCO VARIABLE INVESTMENT FUNDS, INC.
 INVESCO VIF--
    Financial Services       1.94%    1.44%          1.07%        3.01%     2.51%       $92       $85       $328      $285
 INVESCO VIF--
    Health Sciences          1.94%    1.44%          1.06%        3.00%     2.50%       $92       $85       $327      $284
 INVESCO VIF--
    Leisure                  1.94%    1.44%          1.39%        3.33%     2.83%       $95       $89       $359      $316
 INVESCO VIF--
    Utilities                1.94%    1.44%          1.37%        3.31%     2.81%       $95       $88       $358      $314

 JANUS ASPEN SERIES
  Janus Aspen Series --
    Worldwide Growth         1.94%    1.44%          0.94%        2.88%     2.38%       $90       $84       $315      $272

THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield           1.94%    1.44%          0.75%        2.69%     2.19%       $88       $82       $296      $252

   PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT           1.94%    1.44%          1.04%        2.98%     2.48%       $91       $85       $325      $282
  Pioneer Small
    Company VCT              1.94%    1.44%          1.68%        3.62%     3.12%       $98       $91       $387      $343

 PRUDENTIAL SERIES FUND
  Jennison                   1.94%    1.44%          1.04%        2.98%     2.48%       $91       $85       $325      $282
  SP Jennison
    International Growth     1.94%    1.44%          2.26%        4.20%     3.70%      $104       $97       $439      $395

PUTNAM VARIABLE TRUST
  Putnam VT --
    Growth and Income        1.94%    1.44%          0.76%        2.70%     2.20%       $88       $82       $297      $253
  Putnam VT--
    International
    Growth and Income        1.94%    1.44%          1.23%        3.17%     2.67%       $93       $87       $344      $300
  Putnam VT Voyager
    Fund II                  1.94%    1.44%          1.87%        3.81%     3.31%      $100       $93       $404      $360

 UBS SERIES TRUST
  UBS Tactical
    Allocation               1.94%    1.44%          0.92%        2.86%     2.36%       $90       $84       $313      $270
---------------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES

Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS

You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals. Withdrawals above the free withdrawal amount may be subject to a surrender charge.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 2001. These numbers reflect the deduction of the mortality and expense risk charge (based on Option III), the asset-based administrative charge, and the annual contract fee, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

   INVESTMENT PORTFOLIO                                             2001
   Managed by Eagle Asset Management, Inc.
        Value Equity                                                -5.77%
   Managed by ING Investment Management, LLC
        Liquid Asset                                                 2.34%
   Managed by ING Investments, LLC
        ING VP Worldwide Growth                                    -19.66%
   Managed by Janus Capital Management LLC
        Janus Growth and Income                                    -10.74%
   Managed by Prudential Series Fund, Inc.
        Jennison Portfolio                                         -19.65%
        SP Jennison International                                  -36.63%
   Managed by Massachusetts Financial Services Company
        Research                                                   -22.45%
        Total Return                                                -0.96%
   Managed By Pacific Investment Management Company
        Core Bond(5)                                                 0.97%
        PIMCO High Yield                                             0.86%

9.   DEATH BENEFIT

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. You must select a death benefit. We cannot process your application unless you elect Option I, Option II or Option III.

The death benefit paid depends on the death benefit under the option package that you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center (the "claim date"). If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

There are three option packages available under your Contract. You select an option package at the time of application. The differences in the death benefits under the three option packages are summarized as follows:

---------------- ------------------------------ ------------------------------- ----------------------------
                 OPTION PACKAGE I               OPTION PACKAGE II               OPTION PACKAGE III
---------------- ------------------------------ ------------------------------- ----------------------------

DEATH BENEFIT    The greater of:                The greatest of:                The greatest of:

                 1)    the Standard Death        1)   the Standard Death        1)   the Standard Death
                       Benefit; or                    Benefit; or                    Benefit; or

                 2)    the contract value.       2)   the contract value; or    2)   the contract value; or

                                                 3)   the Annual Ratchet        3)   the Annual Ratchet
                                                      death benefit.                 death benefit.
---------------- ------------------------------ ------------------------------- ----------------------------

     o reduced by the amount of any credits added after or within 12 months of the date of death

Option Packages II and III are not available where a Contract is held by joint owners.

We may in the future stop or suspend offering any of the option packages to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit. Please see ""Death Benefit Choices" in the prospectus for details on the calculation of the death benefits and further details on the effect of withdrawals on the calculation of the death benefits.

TRANSFERABILITY.  You may transfer from one option package to another.

     o    Transfers may only occur on a contract anniversary.

     o A written request for the transfer must be received by us within 60 days before a contract anniversary.

     o    Certain minimum contract values must be met.

See "Transfers Between Option Packages" in the Prospectus for more information on transferability and the impact of transfers between option packages on your death benefit.

Note:    All death benefits may not be available in every  state.

10.   OTHER INFORMATION

     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we exclude any credit applied, and (ii) we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the premium paid, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, under certain circumstances, you may be entitled to a longer free look period.


     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED INTEREST DIVISION. You can make transfers among your investment portfolios and your investment in the Fixed Interest Division as frequently as you wish without any current tax implications. Except for the one-year guaranteed period, and except for transfers of earnings, transfers may be made from the Fixed Interest Division to the investment portfolios only on the maturity date. See the Fixed Interest Division Offering Brochure. Transfers to a GET Fund series may only be made during the offering period for that GET Fund Series. See "GET Fund" in the Prospectus. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.


Keep in mind that a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. There is no additional charge for these features. These include:


          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Liquid Asset investment portfolio or in the Fixed Interest Division with either a 6-month or 1-year guaranteed interest period. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus and the Fixed Interest Division Offering Brochure for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals may result in a surrender charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus and the Fixed Interest Division Offering Brochure for more complete information.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the Fixed Interest Division are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus and the Fixed Interest Division Offering Brochure for more complete information.

11.   INQUIRIES

If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 9271
     DES MOINES, IA 50306-1593
     (800) 366-0066

or your registered representative.

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


   RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------
   SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                      ING SMARTDESIGN VARIABLE ANNUITY - NY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

--------------------------------------------------------------------------------


                                                      __________________, 2002

         This prospectus describes SmartDesign Variable Annuity-NY, a group and individual deferred variable annuity contract (the "Contract") offered by ReliaStar Life Insurance Company of New York (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

         The Contract provides a means for you to invest your premium payments in one or more of the available mutual fund investment portfolios. You may also allocate premium payments to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

         For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credits we added, if applicable, (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

         Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges. THIS PROSPECTUS PROVIDES INFORMATION THAT YOU SHOULD KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED, _____, 2002, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). IT IS AVAILABLE WITHOUT CHARGE UPON REQUEST. TO OBTAIN A COPY OF THIS DOCUMENT, WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX ____, ___________________OR CALL (800) 366-0066, OR ACCESS THE SEC'S WEBSITE
     (HTTP://WWW.SEC.GOV). THE TABLE OF CONTENTS OF THE SAI IS ON THE LAST PAGE OF THIS PROSPECTUS AND THE SAI IS MADE PART OF THIS PROSPECTUS BY REFERENCE.THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT. AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE UNDERLYING TRUSTS OR FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

            THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON
                            THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

     The investment portfolios available under your Contract and the portfolio managers are:


   AIM ADVISORS, INC.                                           J. P. MORGAN FLEMING ASSET MANAGEMENT
      AIM V.I. Dent Demographic Trends Fund                        (USA) INC.
         (Series II)                                               J. P. Morgan Fleming Small Cap Equity Series
      AIM V.I. Growth Fund (Series II)                                (Service Class)
   ALLIANCE CAPITAL MANAGEMENT L.P.                             JANUS CAPITAL MANAGEMENT, LLC
      AllianceBernstein Value Portfolio (Class B)                  Janus Growth and Income Series
      Alliance Growth and Income Portfolio (Class B)               Janus Aspen Series Worldwide Growth Portfolio
      Alliance Premier Growth Portfolio (Class B)                     (Service Shares)
   EAGLE ASSET MANAGEMENT, INC.                                 JENNISON ASSOCIATES, LLC
      Value Equity Series                                          Jennison Portfolio (Class II)
   FIDELITY MANAGEMENT & RESEARCH COMPANY                          SP Jennison International Growth Portfolio
      Fidelity VIP Equity-Income Portfolio                            (Class II)
         (Service Class 2)                                      MASSACHUSETTS FINANCIAL SERVICES COMPANY
      Fidelity VIP Growth Portfolio (Service Class 2)              ING MFS Capital Opportunities Portfolio
      Fidelity VIP Contrafund Portfolio                               (Initial Class)
         (Service Class 2)                                         ING MFS Global Growth Portfolio (Service Class)
   ING INVESTMENT MANAGEMENT, LLC                                  Research Series
      Liquid Asset Series                                          Total Return Series
   ING INVESTMENTS, LLC                                         PACIFIC INVESTMENT MANAGEMENT COMPANY
      ING GET Fund                                                 Core Bond Series
      ING VIT Worldwide Growth Fund Portfolio                      PIMCO High Yield Portfolio
      ING VP Convertible Portfolio (Class S)                    PIONEER INVESTMENT MANAGEMENT, INC.
      ING VP Large Company Value Portfolio                         Pioneer Fund VCT Portfolio (Class II)
         (Class S)                                                 Pioneer Small Company VCT Portfolio (Class II)
      ING VP Index Plus Large Cap (Class S)                     PUTNAM INVESTMENT MANAGEMENT, LLC
      ING VP Index Plus Mid Cap (Class S)                          Putnam VT Growth and Income Portfolio
      ING VP Index Plus Small Cap (Class S)                           (Class IB)
      ING VP LargeCap Growth Portfolio (Class S)                   Putnam VT International Growth and Income
      ING VP MagnaCap Portfolio (Class S)                             Portfolio (Class IB)
      ING VP Value Opportunity (Class S)                           Putnam VT Voyager Fund II Portfolio (Class IB)
   INVESCO FUNDS GROUP, INC.                                    ROBERT FLEMING INC.
      INVESCO VIF-Financial Services Fund                          ING JP Morgan Mid Cap Value Portfolio
      INVESCO VIF-Health Sciences Fund                                (Service Class)
      INVESCO VIF-Leisure Fund                                  UBS GLOBAL ASSET MANAGEMENT
       INVESCO VIF-Utilities Fund                                  UBS Tactical Allocation Portfolio (Class I)
   J. P. MORGAN FLEMING ASSET MANAGEMENT                        VAN KAMPEN
        (LONDON) LIMITED                                           ING Van Kampen Comstock Portfolio (Service Class)
       International Enhanced EAFE Series
          (Service Class)

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account NY-B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Interest Division's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         PAGE

         Index of Special Terms.......................................     1
         Fees and Expenses............................................     2
         Performance Information......................................    18
               Accumulation Unit......................................    18
               Net Investment Factor..................................    18
               Condensed Financial Information........................    19
               Financial Statements...................................    19
               Performance Information................................    19
         ReliaStar Life Insurance Company of New York.................    20
         The Trusts and Funds.........................................    20
         ReliaStar of NY Separate Account NY-B........................    22
         The Annuity Contract.........................................    34
         Withdrawals..................................................    42
               Regular Withdrawals....................................    42
               Systematic Withdrawals.................................    42
               IRA Withdrawals........................................    44
         Transfers Among Your Investments.............................    45
               Transfers by Third Parties.............................    45
               Dollar Cost Averaging..................................    45
               Automatic Rebalancing..................................    47
         Death Benefit Choices........................................    47
               Death Benefit During the Accumulation Phase............    47
                   Option Package I...................................    48
                   Option Package II..................................    48
                   Option Package III.................................    48
                   Transfers Between Option Packages..................    50
               Death Benefit During the Income Phase..................    51
               Continuation After Death- Spouse.......................    52
               Continuation After Death- Non-Spouse...................    52
               Required Distributions upon Contract Owner's Death.....    53
         Charges and Fees.............................................    53
               Charge Deduction Subaccount............................    53
               Charges Deducted from the Contract Value...............    54
                   Surrender Charge...................................    54
                   Nursing Home Waiver................................    54
                   Free Withdrawal Amount.............................    54
                   Surrender Charge for Excess Withdrawals............    54
                   Premium Taxes......................................    55
                   Administrative Charge..............................    55
                   Transfer Charge....................................    55
               Charges Deducted from the Subaccounts..................    55
                   Mortality and Expense Risk Charge..................    55
                   Asset-Based Administrative Charge..................    55
                   Premium Credit Option Charge.......................
               Trust and Fund Expenses................................    56
         The Income Phase.............................................    56

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         PAGE

         Other Contract Provisions....................................    60
               Reports to Contract Owners.............................    60
               Suspension of Payments.................................    60
               In Case of Errors in Your Application..................    60
               Assigning the Contract as Collateral...................    60
               Contract Changes-Applicable Tax Law....................    61
               Free Look..............................................    61
               Special Arrangements...................................    61
               Selling the Contract...................................    61
         Other Information............................................    62
               Voting Rights..........................................    62
               State Regulation.......................................    62
               Legal Proceedings......................................    62
               Legal Matters..........................................    63
               Experts................................................    63
         Federal Tax Considerations...................................    63
         Statement of Additional Information
               Table of Contents......................................   133
         Appendix A
               The Investment Portfolios..............................    B1
         Appendix B
               Surrender Charge for Excess Withdrawals Example........    B1
         Appendix C
               Projected Schedule of GET Fund Offerings...............    C1
         Appendix D
               Fixed Interest Division................................    D1

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                      PAGE
Accumulation Unit                                  18
Annual Ratchet                                     50
Annuitant                                          35
Annuity Start Date                                 35
Cash Surrender Value                               40
Contract Date                                      34
Contract Owner                                     35
Contract Value                                     39
Contract Year                                      34
Fixed Interest Allocation                          31
Free Withdrawal Amount                             54
GET Fund                                           30
Net Investment Factor                              18
Restricted Funds                                   30
Standard Death Benefit                             49




The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:


TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value            Index of Investment Experience
Annuity Start Date                 Annuity Commencement Date
Contract Owner                     Owner or Certificate Owner
Contract Value                     Accumulation Value
Transfer Charge                    Excess Allocation Charge
Fixed Interest Allocation          Fixed Allocation
Free Look Period                   Right to Examine Period
Guaranteed Interest Period         Guarantee Period
Subaccount(s)                      Division(s)
Net Investment Factor              Experience Factor
Regular Withdrawals                Conventional Partial Withdrawals
Withdrawals                        Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

       Surrender Charge:

   COMPLETE YEARS ELAPSED      0    1    2     3    4    5    6    7+
      SINCE PREMIUM PAYMENT

   SURRENDER CHARGE            6%   6%   6%   6%    5%   4%   3%   0%

       Transfer Charge.....................  $25  per  transfer,  if  you  make more than 12 transfers in a contract year *
       * We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

       Administrative Charge...............  $30
       (We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.) * We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*

     ---------------------------------------------------------------------------------------
                                                         OPTION       OPTION        OPTION
                                                       PACKAGE I    PACKAGE II   PACKAGE III
     ---------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge**                  0.90%         1.10%        1.25%
      Asset-Based Administrative Charge***               0.15%         0.15%        0.15%
                                                         -----         -----        -----
          Total                                          1.05%         1.25%        1.40%
     Optional Asset-Based Premium Credit Charge***       0.50%         0.50%        0.50%
     Total With Optional Premium Credit Charge           1.55%         1.75%        1.90%
     ---------------------------------------------------------------------------------------
      GET Fund Guarantee Charge****                      0.50%         0.50%        0.50%
          Total With GET Fund Guarantee Charge           2.05%%        2.25%        2.40%
     ---------------------------------------------------------------------------------------


     * As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     ** During the income phase, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts..

     ***  See, "The Income Phase - Charges Deducted.

     **** The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see "The Trusts and Funds" for a description of the GET Fund guarantee.

                              FUND EXPENSE TABLE(1)

                                                                                            TOTAL FUND                 NET FUND
                                                                DISTRIBUTION                  ANNUAL                    ANNUAL
                                                                  AND/OR                     EXPENSES       TOTAL      EXPENSES
                                                   INVESTMENT     SERVICE                    WITHOUT       WAIVERS       AFTER
                                                    ADVISORY      (12B-1)       OTHER       WAIVERS OR       OR       WAIVERS OR
Fund Name                                             FEES          FEE        EXPENSES     REDUCTIONS   REDUCTIONS   REDUCTIONS
-------------------------------------------------- ------------ ------------ ------------- ------------- ------------ ------------
GCG Trust - Core Bond Series(2)                       1.00%        0.00%        0.01%         1.01%         0.00%        1.01%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Eagle Value Equity Series                 0.94%        0.00%        0.01%         0.95%         0.00%        0.95%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust- International Enhanced EAFE Series
    (Series S)(3)                                     1.00%        0.25%        0.01%         1.26%         0.00%        1.26%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust- Janus Growth and Income Series             1.10%        0.00%        0.01%         1.11%         0.00%        1.11%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust- J.P. Morgan Fleming Small Cap Series
    (Series S)(3)                                     0.90%        0.25%        0.01%         1.16%         0.00%        1.16%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Liquid Asset Series                       0.53%        0.00%        0.01%         0.54%         0.00%        0.54%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Research Series                           0.88%        0.00%        0.01%         0.89%         0.00%        0.89%
------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Total Return Series                       0.88%        0.00%        0.01%         0.89%         0.00%        0.89%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (Series         0.85%        0.25%        0.59%         1.69%         0.24%        1.45%
    II)(4)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II)                      0.62%        0.25%        0.26%         1.13%         0.00%        1.13%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (Class B)(5)        0.75%        0.25%        1.47%         2.47%         1.27%        1.20%
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)        0.63%        0.25%        0.04%         0.92%         0.00%        0.92%
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)           1.00%        0.25%        0.04%         1.29%         0.00%        1.29%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio (Service          0.58%        0.25%        0.11%         0.94%         0.00%        0.94%
   Class 2)(6)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service         0.48%        0.25%        0.11%         0.84%         0.00%        0.84%
   Class 2) (6)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)       0.58%        0.25%        0.10%         0.93%         0.00%        0.93%
  (6)
------------------------------------------------------------------------------------------------------------------------------
ING GET Fund                                          0.60%        0.25%        0.15%         1.00%         0.00%        1.00%
------------------------------------------------------------------------------------------------------------------------------
ING J.P. Morgan MidCap Value Portfolio
    (Service Class) (7)                               0.75%        0.25%        0.35%         1.35%         0.00%        1.35%
------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio               0.65%        0.00%        0.25%         0.90%         0.00%        0.90%
------------------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio (Service Class)       0.60%        0.25%        0.60%         1.45%         0.00%        1.45%
   (7)
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio (Service            0.60%        0.25%        0.35%         1.20%         0.00%        1.20%
   Class)(7)
------------------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio (Class S)(8)             0.75%        0.25%        6.33%         7.33%         6.23%        1.10%
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class S)(9)     0.35%        0.25%        0.09%         0.69%         0.00%        0.69%
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio (Class S) (9)      0.40%        0.25%        0.15%         0.80%         0.00%        0.80%
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio (Class S)        0.40%        0.25%        0.31%         0.96%         0.11%        0.85%
   (9)
------------------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio (Class S) (8)        0.75%        0.25%        6.19%         7.19%         6.09%        1.10%
------------------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio (Class S)        0.75%        0.25%        7.57%         8.57%         7.47%        1.10%
   (8)
------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)(8)                0.75%        0.25%        0.53%         1.53%         0.43%        1.10%
------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class S) (9)      0.60%        0.25%        0.11%         0.96%         0.00%        0.96%
------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio(8)                  1.00%        0.25%        1.72%         2.97%         1.74%        1.23%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Fund (10)            0.75%        0.00%        0.32%         1.07%         0.00%        1.07%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health Sciences Fund(10)                0.75%        0.00%        0.31%         1.06%         0.00%        1.06%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF- Leisure Fund(10)                         0.75%        0.00%        0.64%         1.39%         0.00%        1.39%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Utilities Fund(11)                      0.60%        0.00%        0.77%         1.37%         0.00%        1.37%
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Worldwide Growth Portfolio
  (Service Shares)(12)                                0.65%        0.25%        0.04%         0.94%                      0.94%
------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio(13)                        0.25%        0.15%        0.36%         0.76%         0.01%        0.75%
------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                 0.65%        0.25%        0.14%         1.04%         0.00%        1.04%
------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio (Class            0.75%        0.25%        5.71%         6.71%         5.03%        1.68%
   II)(14)
------------------------------------------------------------------------------------------------------------------------------
Prudential Series - Jennison Portfolio (Class II)     0.60%        0.25%        0.19%         1.04%         0.00%        1.04%
------------------------------------------------------------------------------------------------------------------------------
Prudential Series - SP Jennison International
   Growth Portfolio (Class II)(15)                    0.85%        0.25%        1.16%         2.26%         0.00%        2.26%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT - Growth and Income Fund (Class 1B)(16)     0.46%        0.25%        0.05%         0.76%         0.00%        0.76%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT - International Growth and Income Fund
    (Class 1B) (16)                                   0.80%        0.25%        0.18%         1.23%         0.00%        1.23%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (Class 1B) (16)             0.70%        0.25%        0.92%         1.87%         0.00%        1.87%
------------------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio (Class 1)           0.50%        0.25%        0.17%         0.92%         0.00%        0.92%
------------------------------------------------------------------------------------------------------------------------------

Footnotes to the "Fund Expense Table"

       (1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

       (2)    Annualized.

       (3)    Estimated investment advisory fee for year 2002.

       (4) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

       (5) The investment adviser has agreed to waive its fees and reimburse the Portfolio to limit total expenses to 1.20% through April 30, 2002. Including the reimbursements and waivers the Management (Advisory) Fees, Other Expenses and Total Net Fund Annual Expenses were 0.00%, 0.95%, and 1.20%, respectively, for the year ended December 31, 2001. Fees and Expenses Waived or Reimbursed and Total Net Fund Annual Expenses shown in the above table have been restated to reflect the change in the expense limitation from 1.20% to 1.45% effective May 1, 2002.

       (6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

       (7) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.

       (8) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Emerging Markets Fund and Natural Resources Trust, the expense limits will continue through at least July 26, 2002. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

       (9) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on each Portfolio's actual operating expenses for Class R shares for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001. ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

       (10) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

       (11) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

       (12) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements. The fees and expenses listed above were determined based on net assets as of the fiscal year ended October 31, 2001.

       (13) "Other Expenses" reflects a 0.35% administrative fee, a 0.15% service fee, and a 0.01% representing the Portfolio's pro rate Trustees' Fee. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

       (14) The Total Net Fund Annual Expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The Portfolio commenced operations on January 19, 2001, therefore expenses shown above are annualized. Including the reimbursements and waivers applied by Pioneer, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses for the year ended December 31, 2001 were 0.00%, 1.25%, and 1.25%, respectively, for Class I Shares and 0.00%, 1.43%, and 1.68%, respectively, for Class II Shares.

       (15) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

       (16) Reflects an increase in 12b-1 fees payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares of 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

THE PURPOSE OF THE FOREGOING TABLE IS TO HELP YOU UNDERSTAND THE VARIOUS COSTS AND EXPENSES THAT YOU WILL BEAR DIRECTLY AND INDIRECTLY. SEE THE PROSPECTUSES OF THE TRUSTS AND FUNDS FOR ADDITIONAL INFORMATION ON MANAGEMENT OR ADVISORY FEES AND IN SOME CASES ON OTHER PORTFOLIO EXPENSES.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

The following four examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. Each example assumes election of Option Package III. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an anticipated average contract value of $69,000). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. Examples 1 and 2 also assume you elected the premium credit rider with a charge of 0.50% of the contract value annually for the first 7 contract years. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If Option Package I or II is elected instead of Option Package III used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 7 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assumes applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected the premium credit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------------

        GCG TRUST
        Core Bond                                          $91              $155             $211              $322
        International Enhanced EAFE                        $94              $163             $224              $347
        J.P. Morgan Fleming Small Cap Equity               $93              $160             $219              $337
        Janus Growth and Income                            $92              $158             $217              $332
        Liquid Asset                                       $86              $140             $187              $274
        Research                                           $90              $151             $205              $310
        Total Return                                       $90              $151             $205              $310
        Value Equity                                       $90              $153             $208              $316

        AIM VARIABLE INSURANCE FUNDS
        AIM V.I. Dent Demographic Trends                   $96              $168             $234              $365
        AIM V.I. Growth                                    $92              $159             $218              $334

        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
        AllianceBernstein Value                            $93              $161             $221              $341
        Alliance Growth and Income                         $90              $152             $207              $313
        Alliance Premier Growth                            $94              $163             $226              $350

        FIDELITY VARIABLE INSURANCE PRODUCTS
        Fidelity VIP Contrafund                            $90              $153             $208              $315
        Fidelity VIP Equity-Income                         $89              $150             $203              $305
        Fidelity VIP Growth                                $90              $152             $207              $314

        ING GET FUND
        ING GET Fund                                       $96              $170              236              N/A

        ING PARTNERS, INC.
        ING JP Morgan Mid Cap Value                        $95              $165             $229              $356
        ING MFS Capital Opportunities                      $90              $152             $206              $311
        ING MFS Global Growth                              $96              $168             $234              $365
        ING Van Kampen Comstock                            $93              $161             $221              $341

        ING VARIABLE INSURANCE TRUST
        ING VP Worldwide Growth                            $93              $162             $223              $344

        ING VARIABLE PORTFOLIOS, INC.
        ING VP Index Plus LargeCap                         $88              $145             $195              $290
        ING VP Index Plus MidCap                           $89              $148             $201              $301
        ING VP Index Plus SmallCap                         $89              $150             $203              $306
        ING VP Value Opportunity                           $90              $153             $209              $317

        ING VARIABLE PRODUCTS TRUST
        ING VP Convertible                                 $92              $158             $216              $331
        ING VP Large Company Value                         $92              $158             $216              $331
        ING VP LargeCap Growth                             $92              $158             $216              $331
        ING VP MagnaCap                                    $92              $158             $216              $331

        INVESCO VARIABLE INVESTMENT FUNDS, INC.
        INVESCO VIF-Financial Services                    $ 92              $157             $214              $328
        INVESCO VIF-Health Sciences                       $ 92              $156             $214              $327
        INVESCO VIF-Leisure                               $ 95              $167             $231              $359
        INVESCO VIF-Utilities                             $ 95              $166             $230              $358

        JANUS ASPEN SERIES
        Janus Aspen Series Worldwide Growth               $ 90              $153             $208              $315

        PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield                                  $ 88              $147             $198              $296

        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Fund VCT                                  $ 91              $156             $213              $325
        Pioneer Small Company VCT                         $ 98              $175             $245              $387

        PRUDENTIAL SERIES FUND, INC.
        Jennison                                          $ 91              $156             $213              $325
        SP Jennison International Growth                  $104              $193             $273              $439

        PUTNAM VARIABLE TRUST
        Putnam VT Growth and Income                       $ 88              $147             $199              $297
        Putnam VT International Growth
            and Income                                    $ 93              $162             $223              $344
        Putnam VT Voyager  II                             $100              $181             $254              $404

        UBS SERIES TRUST
        UBS Tactical Allocation                           $ 90              $152             $207              $313
      --------------------------------------------------------------------------------------------------------------------

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected the premium credit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------------

        GCG TRUST
        Core Bond                                          $31              $ 95             $161              $322
        International Enhanced EAFE                        $34              $103             $174              $347
        J.P. Morgan Fleming Small Cap Equity               $33              $100             $169              $337
        Janus Growth and Income                            $32              $ 98             $167              $332
        Liquid Asset                                       $26              $ 80             $137              $274
        Research                                           $30              $ 91             $155              $310
        Total Return                                       $30              $ 91             $155              $310
        Value Equity                                       $30              $ 93             $158              $316

        AIM VARIABLE INSURANCE FUNDS
        AIM V.I. Dent Demographic Trends                   $36              $108             $184              $365
        AIM V.I. Growth                                    $32              $ 99             $168              $334

        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
        AllianceBernstein Value                            $33              $101             $171              $341
        Alliance Growth and Income                         $30              $ 92             $157              $313
        Alliance Premier Growth                            $34              $103             $176              $350

        FIDELITY VARIABLE INSURANCE PRODUCTS
        Fidelity VIP Contrafund                            $30              $ 93             $158              $315
        Fidelity VIP Equity-Income                         $29              $ 90             $153              $305
        Fidelity VIP Growth                                $30              $ 92             $157              $314

        ING GET FUND
        ING GET Fund                                       $36              $110              186              N/A

        ING PARTNERS, INC.
        ING JP Morgan Mid Cap Value                        $35              $105             $179              $356
        ING MFS Capital Opportunities                      $30              $ 92             $156              $311
        ING MFS Global Growth                              $36              $108             $184              $365
        ING Van Kampen Comstock                            $33              $101             $171              $341

        ING VARIABLE INSURANCE TRUST
        ING VP Worldwide Growth                            $33              $102             $173              $344

        ING VARIABLE PORTFOLIOS, INC.
        ING VP Index Plus LargeCap                         $28              $ 85             $145              $290
        ING VP Index Plus MidCap                           $29              $ 88             $151              $301
        ING VP Index Plus SmallCap                         $29              $ 90             $153              $306
        ING VP Value Opportunity                           $30              $ 93             $159              $317

        ING VARIABLE PRODUCTS TRUST
        ING VP Convertible                                 $32              $ 98             $166              $331
        ING VP Large Company Value                         $32              $ 98             $166              $331
        ING VP LargeCap Growth                             $32              $ 98             $166              $331
        ING VP MagnaCap                                    $32              $ 98             $166              $331

        INVESCO VARIABLE INVESTMENT FUNDS, INC.
        INVESCO VIF-Financial Services                     $32              $ 97             $164              $328
        INVESCO VIF-Health Sciences                        $32              $ 96             $164              $327
        INVESCO VIF-Leisure                                $35              $107             $181              $359
        INVESCO VIF-Utilities                              $35              $106             $180              $358

        JANUS ASPEN SERIES
        Janus Aspen Series Worldwide Growth                $30              $ 93             $158              $315

        PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield                                   $28              $ 87             $148              $296

        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Fund VCT                                   $31              $ 96             $163              $325
        Pioneer Small Company VCT                          $38              $115             $195              $387

        PRUDENTIAL SERIES FUND, INC.
        Jennison                                           $31              $ 96             $163              $325
        SP Jennison International Growth                   $44              $133             $223              $439

        PUTNAM VARIABLE TRUST
        Putnam VT Growth and Income                        $28              $ 87             $149              $297
        Putnam VT International Growth and
            Income                                         $33              $102             $173              $344
        Putnam VT Voyager  II                              $40              $121             $204              $404

        UBS SERIES TRUST
        UBS Tactical Allocation                            $30              $ 92             $157              $313
      --------------------------------------------------------------------------------------------------------------------

Example 3:

If you surrender your Contract at the end of the applicable time period and did not elect the premium credit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------------

        GCG TRUST
        Core Bond                                          $85              $136              $181             $279
        International Enhanced EAFE                        $87              $144              $193             $303
        J.P. Morgan Fleming Small Cap Equity               $86              $141              $188             $293
        Janus Growth and Income                            $86              $139              $186             $289
        Liquid Asset                                       $80              $122              $157             $231
        Research                                           $84              $133              $175             $267
        Total Return                                       $84              $133              $175             $267
        Value Equity                                       $84              $135              $178             $273

        AIM VARIABLE INSURANCE FUNDS
        AIM V.I. Dent Demographic Trends                   $89              $149              $202             $321
        AIM V.I. Growth                                    $86              $140              $187             $290

        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
        AllianceBernstein Value                            $87              $142              $190             $297
        Alliance Growth and Income                         $84              $134              $176             $270
        Alliance Premier Growth                            $88              $145              $194             $306

        FIDELITY VARIABLE INSURANCE PRODUCTS
        Fidelity VIP Contrafund                            $84              $134              $177             $272
        Fidelity VIP Equity-Income                         $83              $131              $172             $262
        Fidelity VIP Growth                                $84              $134              $177             $271

        ING GET FUND
        ING GET Fund                                       $85              $136              $180              N/A

        ING PARTNERS, INC.
        ING JP Morgan Mid Cap Value                        $88              $147              $197             $312
        ING MFS Capital Opportunities                      $84              $133              $175             $268
        ING MFS Global Growth                              $89              $149              $202             $321
        ING Van Kampen Comstock                            $87              $142              $190             $297

        ING VARIABLE INSURANCE TRUST
        ING VP Worldwide Growth                            $87              $143              $191             $300

        ING VARIABLE PORTFOLIOS, INC.
        ING VP Index Plus LargeCap                         $82              $127              $164             $246
        ING VP Index Plus MidCap                           $83              $130              $170             $257
        ING VP Index Plus SmallCap                         $83              $132              $173             $263
        ING VP Value Opportunity                           $84              $135              $178             $274

        ING VARIABLE PRODUCTS TRUST
        ING VP Convertible                                 $86              $139              $185             $288
        ING VP Large Company Value                         $86              $139              $185             $288
        ING VP LargeCap Growth                             $86              $139              $185             $288
        ING VP MagnaCap                                    $86              $139              $185             $288

        INVESCO VARIABLE INVESTMENT FUNDS, INC.
        INVESCO VIF-Financial Services                     $85              $138              $184             $285
        INVESCO VIF-Health Sciences                        $85              $138              $183             $284
        INVESCO VIF-Leisure                                $89              $148              $199             $316
        INVESCO VIF-Utilities                              $88              $147              $198             $314

        JANUS ASPEN SERIES
        Janus Aspen Series Worldwide Growth                $84              $134              $177             $272

        PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield                                   $82              $129              $167             $252

        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Fund VCT                                   $85              $137              $182             $282
        Pioneer Small Company VCT                          $91              $156              $213             $343

        PRUDENTIAL SERIES FUND, INC.
        Jennison                                           $85              $137              $182             $282
        SP Jennison International Growth                   $97              $173              $241             $395

        PUTNAM VARIABLE TRUST
        Putnam VT Growth and Income                        $82              $129              $168             $253
        Putnam VT International Growth and
            Income                                         $87              $143              $191             $300
        Putnam VT Voyager  II                              $93              $162              $223             $360

        UBS SERIES TRUST
        UBS Tactical Allocation                            $84              $134              $176             $270
      --------------------------------------------------------------------------------------------------------------------

Example 4:

If you do not surrender your Contract at the end of the applicable time period and did not elect the premium credit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------------

        GCG TRUST
        Core Bond                                          $25               $76              $131             $279
        International Enhanced EAFE                        $27               $84              $143             $303
        J.P. Morgan Fleming Small Cap Equity               $26               $81              $138             $293
        Janus Growth and Income                            $26               $79              $136             $289
        Liquid Asset                                       $20               $62              $107             $231
        Research                                           $24               $73              $125             $267
        Total Return                                       $24               $73              $125             $267
        Value Equity                                       $24               $75              $128             $273

        AIM VARIABLE INSURANCE FUNDS
        AIM V.I. Dent Demographic Trends                   $29               $89              $152             $321
        AIM V.I. Growth                                    $26               $80              $137             $290

        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
        AllianceBernstein Value                            $27               $82              $140             $297
        Alliance Growth and Income                         $24               $74              $126             $270
        Alliance Premier Growth                            $28               $85              $144             $306

        FIDELITY VARIABLE INSURANCE PRODUCTS
        Fidelity VIP Contrafund                            $24               $74              $127             $272
        Fidelity VIP Equity-Income                         $23               $71              $122             $262
        Fidelity VIP Growth                                $24               $74              $127             $271

        ING GET FUND
        ING GET Fund                                       $25               $76              $130              N/A

        ING PARTNERS, INC.
        ING JP Morgan Mid Cap Value                        $28               $87              $147             $312
        ING MFS Capital Opportunities                      $24               $73              $125             $268
        ING MFS Global Growth                              $29               $89              $152             $321
        ING Van Kampen Comstock                            $27               $82              $140             $297

        ING VARIABLE INSURANCE TRUST
        ING VP Worldwide Growth                            $27               $83              $141             $300

        ING VARIABLE PORTFOLIOS, INC.
        ING VP Index Plus LargeCap                         $22               $67              $114             $246
        ING VP Index Plus MidCap                           $23               $70              $120             $257
        ING VP Index Plus SmallCap                         $23               $72              $123             $263
        ING VP Value Opportunity                           $24               $75              $128             $274

        ING VARIABLE PRODUCTS TRUST
        ING VP Convertible                                 $26               $79              $135             $288
        ING VP Large Company Value                         $26               $79              $135             $288
        ING VP LargeCap Growth                             $26               $79              $135             $288
        ING VP MagnaCap                                    $26               $79              $135             $288

        INVESCO VARIABLE INVESTMENT FUNDS, INC.
        INVESCO VIF-Financial Services                     $25              $ 78              $134             $285
        INVESCO VIF-Health Sciences                        $25              $ 78              $133             $284
        INVESCO VIF-Leisure                                $29              $ 88              $149             $316
        INVESCO VIF-Utilities                              $28              $ 87              $148             $314

        JANUS ASPEN SERIES
        Janus Aspen Series Worldwide Growth                $24              $ 74              $127             $272

        PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield                                   $22              $ 69              $117             $252

        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Fund VCT                                   $25              $ 77              $132             $282
        Pioneer Small Company VCT                          $31              $ 96              $163             $343

        PRUDENTIAL SERIES FUND, INC.
        Jennison                                           $25              $ 77              $132             $282
        SP Jennison International Growth                   $37              $113              $191             $395

        PUTNAM VARIABLE TRUST
        Putnam VT Growth and Income                        $22              $ 69              $118             $253
        Putnam VT International Growth and
            Income                                         $27              $ 83              $141             $300
        Putnam VT Voyager  II                              $33              $102              $173             $360

        UBS SERIES TRUST
        UBS Tactical Allocation                            $24              $ 74              $126             $270
      --------------------------------------------------------------------------------------------------------------------


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge, the daily asset-based administrative charge and the daily premium credit option charge, if applicable, from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION

Because sales of the Contract had not commenced as of the date of this prospectus, no condensed financial information is included.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account NY-B for the year ended December 31, 2001 are included in the Statement of Additional Information. The audited consolidated financial statements of ReliaStar of NY for the years ended December 31, 2001, 2000 and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Asset subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia and the Dominican Republic and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. ReliaStar of NY is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company and is an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands. ReliaStar of NY's financial statements appear in this prospectus.

ING also owns Directed Services, Inc., the investment manager of The GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of The GCG Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust.

Our principal office is located at 1000 Woodbury Road, Suite 102, Woodbury, New York 11797.

--------------------------------------------------------------------------------
                              THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

ING GET Fund is an open-end investment company authorized to issue multiple series of shares. Shares of the series are offered to insurance company separate accounts, including ReliaStar of NY Separate Account NY-B, that fund variable annuity contracts. The address of ING GET Fund is 1475 Dunwoody Drive, West Chester, PA 19380.

ING Variable Portfolios, Inc. is a mutual fund whose shares are offered to insurance company separate accounts, including ReliaStar of NY Separate Account NY-B, that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. The address of ING Variable Portfolios, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.


AIM Variable Insurance Funds is a mutual fund whose shares are currently offered only to insurance company separate accounts. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alliance Variable Products Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts of insurance companies, including ReliaStar of NY Separate Account NY-B, for both variable annuity contracts and variable life insurance policies. The address of Alliance Variable Products Series Fund, Inc. is P.O. Box 1520, Secausus, NJ 07096-1520.

Fidelity Variable Insurance Products Fund and is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund is located at 82 Devonshire Street, Boston, MA 02109.

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ReliaStar of NY and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with ReliaStar of NY. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

Janus Aspen Series is a mutual fund whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as certain qualified retirement plans. The address of Janus Aspen Series is 100 Fillmore Street, Denver, Colorado 80206-4928.

ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of Portfolio Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

The ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

INVESCO Variable Investment Funds, Inc. is a mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts. The address of INVESCO Variable Investment Funds, Inc. is P.O. Box 173706, Denver, Colorado 80217-3706.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including ReliaStar of NY, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Pioneer Variable Contracts Trust is an open-end management investment company. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts issued by their companies. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, Massachusetts 02109.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including ReliaStar of NY. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

Putnam Variable Trust is a mutual fund whose shares are available for purchase by separate accounts of insurance companies. The address of Putnam Variable Trust is One Post Office Square, Boston, Massachusetts 02109.

UBS Series Trust is a mutual fund which offers shares only to insurance company separate accounts, including ReliaStar of NY Separate Account NY-B, that fund certain variable annuity and variable life insurance contracts. The address of UBS Series Trust is 51 West 52nd Street, New York, New York 10019-6114.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX A -- THE INVESTMENT PORTFOLIOS.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, of the Trusts or Funds and any insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

GET FUND

A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix C for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the GET Fund prospectus for a complete description of the GET Fund investment option, including charges and expenses.

RESTRICTED FUNDS

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
                      RELIASTAR OF NY SEPARATE ACCOUNT NY-B
--------------------------------------------------------------------------------

ReliaStar of NY Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden American Life Insurance Company of New York ("First Golden") on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective February 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix D and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the Trust has been designated, the availability of an enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. You may also restrict a beneficiary's right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.


PURCHASE AND AVAILABILITY OF THE CONTRACT

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract and the maximum age at which you may purchase the Contract depend on the option package that you elect.

     --------------------------- ------------------------------ ------------------------------- ----------------------------
                                 OPTION PACKAGE I               OPTION PACKAGE II               OPTION PACKAGE III
     --------------------------- ------------------------------ ------------------------------- ----------------------------
     Minimum Initial             $15,000 (non-qualified)        $5,000 (non-qualified)          $5,000 (non-qualified)
     Payment                     $1,500 (qualified)             $1,500 (qualified)              $1,500 (qualified)
     Payment
     --------------------------- ------------------------------ ------------------------------- ----------------------------
     Maximum Age to Purchase
                                 85                             80                              80
     --------------------------- ------------------------------ ------------------------------- ----------------------------


You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium and credit, if applicable, within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account NY-B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments and credit, if applicable, the payment designated for a subaccount of Separate Account NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker- dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

        (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

        (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest Division be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM

At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received during the first contract year ("initial premium"). The credit will be 4% of the premium received within the first contract year and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment option.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners. We may increase, decrease or discontinue the credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

There is a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see "Fees and Charges" for a description of this charge.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.


We have submitted an application to the Securities and Exchange Commission for exemptive relief with regard to the deduction of the premium credit under the circumstances described below. Pending receipt of an exemptive order, we will not deduct the credit from payments made to you or your beneficiary, other than deducting the value of the credit on the day we receive your refund request from amounts paid to you where you return your Contract within the free look period. If your contract value on that day has increased or has stayed the same, we will deduct the full dollar amount of the credit from the amount we pay you., If your contract value has decreased, we will calculate the refund amount without the effect of negative performance on the premium credit, to ensure that you do not bear any losses attributable to the premium credit. This means that you receive any gains and we bear any losses attributable to the premium credit during the free look period. Once an exemptive order has been issued, we will deduct the credit as described below.


In any of the following circumstances, we deduct part or all of a credit from the amount we pay to you or your beneficiary:

        (1) If you return your Contract within the free look period, we will deduct the entire credit from the refund amount;

        (2) If a death benefit becomes payable, we will deduct any credits added to your Contract after or within 12 months of the date of death; and

        (3) If you surrender your Contract or take a withdrawal, we will deduct a portion of the credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

                -------------------------- ----------------------------------
                                             PERCENTAGE OF PREMIUM CREDIT
                   CONTRACT YEAR OF         FORFEITED (BASED ON PERCENTAGE
                     SURRENDER OR          OF FIRST YEAR PREMIUM WITHDRAWN)
                      WITHDRAWAL
                -------------------------- ----------------------------------
                     Years 1-2                            100%
                     Years 3-4                             75%
                     Years 5-6                             50%
                     Year 7                                25%
                     Years 8+                               0%
                -------------------------- ----------------------------------

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit, if applicable, not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments plus credit, if applicable, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED INTEREST DIVISION

The Fixed Interest Division is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix D and the Fixed Interest Division Offering Brochure for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts and Funds. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS

See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Income Phase" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100..

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                 FREQUENCY                    MAXIMUM PERCENTAGE
                 Monthly                              0.833%
                 Quarterly                            2.50%
                 Annually                            10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with
Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

             o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

             o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to Restricted Funds.

             o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Interest Division . The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
                              DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit, is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners (under Option Package I only) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's life expectancy. See "Systematic Withdrawals" above. A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may select one of the option packages described below which will determine the death benefit payable. Option Package I is available only if the contract owner and the annuitant are not more than 85 years old at the time of purchase. Option Packages II and III are available only if the contract owner and annuitant are not more than 80 years old at the time of purchase. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

 -------------------- ------------------------------ ------------------------------ -----------------------------
                            OPTION PACKAGE I               OPTION PACKAGE II             OPTION PACKAGE III
 -------------------- ------------------------------ ------------------------------ -----------------------------
   DEATH BENEFIT
   ON DEATH OF THE    The greatest of:               The greatest of:               The greatest of:
   ON DEATH OF THE
   OWNER:             (1)   the Standard Death       (1)   the Standard Death       (1)   the Standard Death
                            Benefit*;                      Benefit*;                      Benefit*; or

                      (2)   the contract value*; or  (2)   the contract value*;     (2)   the contract value*;

                      (3)   return of premium.       (3)   return of premium; or    (3)   return of premium; or

                                                     (4)   the Annual Ratchet       (4)   the Annual Ratchet
                                                           death benefit*.                death*.
 -------------------- ------------------------------ ------------------------------ -----------------------------

     * less credits added after or within 12 months prior to death.

RETURN OF PREMIUM equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The STANDARD DEATH BENEFIT equals total premium payments plus credits reduced pro-rata for withdrawals.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount is equal to (1) divided by (2), with the result multiplied by (3) where:

     (1)  is the Contract Value withdrawn;

     (2)  is the Contract Value immediately prior to the withdrawal; and

     (3) is the amount of the applicable death benefit immediately prior to the withdrawal.

Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

Note:  The enhanced death benefits may not be available in all states.


TRANSFERS BETWEEN OPTION PACKAGES. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary.

The following minimum contract values must be met:

   --------------------------- ---------------------------------- ----------------------------------
                               TRANSFERS TO OPTION PACKAGE I      TRANSFERS TO OPTION PACKAGES II
                                                                  OR III
   --------------------------- ---------------- ----------------- ---------------- -----------------
                               Non-                               Non-
   MINIMUM CONTRACT VALUE      Qualified:       Qualified:        Qualified:       Qualified:
                               $15,000          $1,500            $5,000           $1,500
   --------------------------- ---------------- ----------------- ---------------- -----------------


DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse's age on the date that ownership changes. If death occurs within 12 months of a credit being applied, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule. See "Additional Credit to Premium".

If death occursafter the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH -- NON SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the required distribution rules of the Internal Revenue Code (the "Code") apply. See next section, "Required Distributions upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a credit being applied, the credit will be forfeited and not included in the calculation of the contract value, Standard Death Benefit or Annual Ratchet Enhanced Death Benefit. The premium credit option charge will continue for the remainder of the seven year period.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the annuity start date, the death benefit payable to the beneficiary calculated as described under "Death Benefit Choices" in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Premiums are not permitted after such date.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the remaining contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

   COMPLETE YEARS ELAPSED      0    1    2     3    4    5    6    7+
      SINCE PREMIUM PAYMENT

   SURRENDER CHARGE            6%   6%   6%   6%    5%   4%   3%   0%

     NURSING HOME WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

     (1) at the time you first begin receiving care, more than one contract year has elapsed since the contract date;

     (2) the withdrawal is requested during the period of care or within 90 days after the last day of care; ; and

     (3) you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law.

     TERMINAL ILLNESS WAIVER. You may withdraw all or a portion of your contract value without a surrender charge if:

     (1) Your are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

     (2)  You submit satisfactory written proof of illness.

We may require an examination, at our cost, by a physician of our choice.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix B. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each option package, on an annual basis, currently is equal to 0.90% for Option Package I, 1.10% for Option Package II, and 1.25% for Option Package III, of the assets you have in each subaccount. The charge is deducted each business day at the daily rate of .002477% (Option Package I),.003030% (Option Package II), or ..003446% (Option Package III), respectively. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% from your assets in each subaccount.

     PREMIUM CREDIT OPTION CHARGE. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.001373% for seven years following the credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following the credit if you had not elected the premium credit option.

TRUST EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.26%. See "Fees and Expenses" in this prospectus.

Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                                THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

     o    Payment start date;

     o Income phase payment option (see the income phase payment options table in this section);

     o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

     o Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and

     o Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

     o    A first income phase payment of at least $50; and

     o    Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

BETTERMENT OF RATES. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value) under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

     o    The first day of the month following the annuitant's 90th birthday; or

     o The tenth anniversary of the last premium payment made to your Contract.


Income phase payments will not begin until you have selected an income phase payment option. If income phase payments begin within the first five contract years, it will be treated as a surrender, and surrender charges may apply. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.


For qualified contracts only, income phase payments may not extend beyond:

     (a)  The life of the annuitant;

     (b)  The joint lives of the annuitant and beneficiary;

     (c)  A guaranteed period greater than the annuitant's life expectancy; or

     (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See "FEDERAL TAX CONSIDERATIONS" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.

        o If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees and Expenses."

        o An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase.

             See "Fees and Expenses."

        o If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division. See "Fees and Expenses."


DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "FEDERAL TAX CONSIDERATIONS".

PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.


     -----------------------------------------------------------------------------------------------------------------------
     LIFETIME INCOME PHASE PAYMENT OPTIONS
     -----------------------------------------------------------------------------------------------------------------------
     Life Income              LENGTH OF PAYMENTS:  For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                              ---------------------------------------------------------------------------------------------
                              DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
     ------------------------ ----------------------------------------------------------------------------------------------
     Life Income--            LENGTH OF PAYMENTS:  For as long as the annuitant  lives,  with payments  guaranteed for your
     Guaranteed               choice of 5 to 30 years or as otherwise specified in the contract.
     Payments                 DEATH  BENEFIT--PAYMENT TO THE BENEFICIARY:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     ------------------------ ----------------------------------------------------------------------------------------------
     Life Income--            LENGTH OF  PAYMENTS:  For as long as either  annuitant  lives.  It is possible  that only one
     Two Lives                payment will be made if both annuitants die before the second payment's due date.
                              CONTINUING PAYMENTS: When you select this option you choose for:
                                   a)  100%,  66 2/3% or 50% of the payment to continue to the  surviving  annuitant  after the first death; or
                                   b)  100% of the payment to continue to the
                                       annuitant on the second annuitant's
                                       death, and 50% of the payment to continue
                                       to the second annuitant on the
                                       annuitant's death.
                              DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
     ------------------------ ----------------------------------------------------------------------------------------------
     Life Income--            LENGTH OF PAYMENTS:  For as long as either annuitant lives,  with payments  guaranteed from 5
     Two Lives--              to 30 years or as otherwise specified in the contract.
     Guaranteed               CONTINUING  PAYMENTS:  100% of the payment to continue to the surviving  annuitant  after the
     Payments                 first death.
                              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                              annuitants die before we have made all the
                              guaranteed payments, we will continue to pay the
                              beneficiary the remaining payments.
     ------------------------ ----------------------------------------------------------------------------------------------
     Life Income--Cash        LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Refund Option (limited   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following
     availability--           the annuitant's death, we will pay a lump sum payment
     fixed                    equal to the amount originally applied to the income phase payment option
     payments only)           (less any applicable premium tax) and less the total amount of income payments paid.
     ------------------------ ----------------------------------------------------------------------------------------------
     Life Income--Two         LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Lives--Cash Refund       CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
     Option (limited          DEATH  BENEFIT--PAYMENT  TO THE  BENEFICIARY:  When both annuitants die we will pay a lump-sum
     availability--fixed      payment equal to the amount  applied to the income phase payment  option (less any applicable
     payments only)           premium tax) and less the total amount of income payments paid.
     ------------------------ ---------------------------------------------------------------------------------------------



     -----------------------------------------------------------------------------------------------------------------------
     NONLIFETIME INCOME PHASE PAYMENT OPTION
     ------------------------ ----------------------------------------------------------------------------------------------
     Nonlifetime--            LENGTH OF PAYMENTS:  You may select  payments for 5 to 30 years.  In certain cases a lump-sum
     Guaranteed               payment may be requested at any time (see below).
     Payments                 DEATH  BENEFIT--PAYMENT  TO THE  BENEFICIARY:  If the  annuitant  dies  before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
     ------------------------ ----------------------------------------------------------------------------------------------
     LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge.
     Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
     ------------------------ ----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B's net assets; or
(4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount (currently, the Liquid Asset Subaccount) during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ReliaStar of NY contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ReliaStar of NY for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., ING Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account NY-B.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Chief Counsel, ING U.S. Financial Services.

EXPERTS

The audited balance sheets of ReliaStar of NY as of December 31, 2001 and 2000 and the related statements of income, shareholder's equity, and cash flows for the year ended December 31, 2001 and for the periods from September 1, 2000 to December 31, 2000 and January 1, 2000 to August 31, 2000, and the audited financial statements of Separate Account NY-B at December 31, 2001 and for the periods indicated therein, appearing in this prospectus or in the SAI and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

The statements of income, shareholder's equity and comprehensive income, and cash flows for the year ended December 31, 1999 of ReliaStar of NY, appearing in this prospectus or in the SAI and Registration Statement, have been audited by Deloitte and Touche LLP, independent auditors, as set forth in their respective report thereon, and is included or incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH THE ENHANCED DEATH BENEFITS HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

         DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

         o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

         o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

         o     Start date for distributions;

         o The time period in which all amounts in your account(s) must be distributed; or

         o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

         o Over your life or the joint lives of you and your designated beneficiary; or

         o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

         o After you begin receiving minimum distributions under the contract; or

         o     Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

         o     Over the life of the designated beneficiary; or

         o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

         o December 31 of the calendar year following the calendar year of your death; or

         o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

         TSAS -- LOANS. Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under
Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

         Any outstanding loan balance impacts the following:

         1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

         2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

         3)    Riders:

               a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

               b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

               c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

      TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

         o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

         o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

         o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

         o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


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                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


TABLE OF CONTENTS

             ITEM                                                     PAGE
             Introduction..........................................      1
             Description of ReliaStar Life Insurance Company
                of New York........................................      1
             Safekeeping of Assets.................................      1
             The Administrator.....................................      1
             Independent Auditors..................................      1
             Distribution of Contracts.............................      1
             Performance Information...............................      2
             IRA Partial Withdrawal Option.........................      9
             Other Information.....................................      9
             Financial Statements of Separate Account NY-- B.......     10






PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NY-B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
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                                   APPENDIX A
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                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

INVESTMENT PORTFOLIO
                             DESCRIPTION

GCG TRUST

Core Bond Series             INVESTMENT OBJECTIVE

                             Maximum total return, consistent with preservation of capital and prudent investment management

                             PRINCIPAL STRATEGIES

                             Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates. Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

                              MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  Pacific Investment Management
                                                 Company LLC

International Enhanced       INVESTMENT OBJECTIVE
  EAFE Series                Total return from long-term capital growth and
                             income

                             PRINCIPAL STRATEGIES

                             Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan Stanley Capital International, Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

                             Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

                             The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

                             Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

                             To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

                              MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  J.P. Morgan Fleming Asset
                                  Management (London) Limited

J.P. Morgan Fleming Small    INVESTMENT OBJECTIVE
Cap Equity Series            Capital growth over the long term

                             PRINCIPAL STRATEGIES

                             Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard & Poor's SmallCap 600 Index stocks.

                             Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

                             The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

                             The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

                              MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  J.P. Morgan Fleming Asset
                                Management (USA) Inc.

Janus Growth                 INVESTMENT OBJECTIVE
and Income Series            Long-term capital growth and current income

                             PRINCIPAL STRATEGIES

                             Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income. The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

                              MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

                             An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus:
                             Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  Janus Capital Management LLC

Liquid Asset Series          INVESTMENT OBJECTIVE

                             High level of current income consistent with the preservation of capital and liquidity

                             PRINCIPAL STRATEGIES

                             The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

                             At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Income Risk,
                              Interest Rate Risk, and Credit Risk. MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

                             AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

                             INVESTMENT MANAGER: Directed Services, Inc.

                             PORTFOLIO MANAGER:  ING Investment Management LLC

Research Series              INVESTMENT OBJECTIVE

                             Long-term growth of capital and future income

                             PRINCIPAL STRATEGIES

                             Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets. The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk. MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  Massachusetts Financial
                             Services Company

Total Return Series          INVESTMENT OBJECTIVE

                             Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

                             PRINCIPAL STRATEGIES

                             The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

                             The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

                             The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

                              MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  Massachusetts Financial
                                                 Services Company

Value Equity Series          INVESTMENT OBJECTIVE

                             Seeks capital appreciation. Dividend income is a secondary objective.

                             PRINCIPAL STRATEGIES

                             Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

                             The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                              MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

                             INVESTMENT MANAGER:  Directed Services, Inc.

                             PORTFOLIO MANAGER:  Eagle Asset Management, Inc.
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent Demographic    INVESTMENT OBJECTIVE
Trends Fund                  Seeks long-term growth of capital.

(Series II Shares)           PRINCIPAL STRATEGIES

                             Seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

                             PRINCIPAL RISKS

                             Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                             INVESTMENT ADVISER:  A I M Advisors, Inc.

                             SUBADVISER:  H.S. Dent Advisors, Inc.

AIM V.I. Growth Fund         INVESTMENT OBJECTIVE
                             Seeks growth of capital.
(Series II Shares)
                             PRINCIPAL STRATEGIES

                             Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

                             PRINCIPAL RISKS

                             Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                             INVESTMENT ADVISER:  A I M Advisors, Inc.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Value      INVESTMENT OBJECTIVE
Portfolio                    Seeks long-term growth of capital.

(Class B Shares)             PRINCIPAL STRATEGIES

                             Invests primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance (the Portfolio's investment adviser) believes are undervalued. Investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities. The Portfolio may also invest up to 15% of total assets in foreign securities.

                             PRINCIPAL RISKS

                             Among the principal risks of investing in the Portfolio is market risk. To the extent the Portfolio invests in foreign securities, it may have foreign risk and currency risk. Market risk is the risk that the value of the Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Foreign risk is the risk of investments in issuers located in foreign countries. Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Portfolio could lose its entire investment. Currency risk is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

                             INVESTMENT ADVISER:Alliance Capital Management L.P.

Alliance Growth and Income   INVESTMENT OBJECTIVE
Portfolio                    Seeks reasonable current income and reasonable
                             opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
(Class B Shares)
                             PRINCIPAL STRATEGIES

                             Invests primarily in dividend-paying common stocks of large, well-established "blue chip" companies. Also may invest in fixed-income and convertible securities and in securities of foreign issuers. Restricts its investments in foreign securities to issues of high quality.

                             PRINCIPAL RISKS

                             Principal risks include market risk, interest rate risk, and credit risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Interest rate risk is the risk that changes in interest rates will affect the value of the portfolio's investments in debt securities, such as bonds, notes and asset-backed securities, or other income-producing securities. Increases in interest rates may cause the value of a portfolio's investments to decline. Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investment in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to different standards; and the risk that political changes or diplomatic developments could adversely affect the portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the portfolio's investments.

                             INVESTMENT ADVISER:  Alliance Capital Management
                             L.P.

Alliance Premier Growth      INVESTMENT OBJECTIVE
Portfolio                    Seeks growth of capital by pursuing aggressive
                             investment policies.

(Class B Shares)             PRINCIPAL STRATEGIES

                             Invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally invests at least 80% of total assets in equity securities of U.S. companies and up to 20% of assets in non-U.S. companies. Normally, about 40-60 companies will be represented in the Portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. Focuses on a relatively small number of intensively researched companies. The Portfolio's investments are selected from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. May invest up to 20% of its net assets in convertible securities.

                             PRINCIPAL RISKS

                             Among the principal risks of investing in the portfolio are market risk and focused portfolio risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or long term periods. Focused portfolio risk is the risk that because the portfolio invests in a smaller number of issuers than many other equity funds, factors affecting those issuers can have a more significant effect on the portfolio's net asset value. The Portfolio's investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to differing reporting, accounting, and auditing standards; and the risk that political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

                             INVESTMENT ADVISER:  Alliance Capital Management
                             L.P.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Contrafund(R)   PRINCIPAL STRATEGIES
Portfolio

                             INVESTMENT OBJECTIVE

(Service Class 2)            Seeks long-term capital appreciation.

                             PRINCIPAL STRATEGIES

                             Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                             PRINCIPAL RISKS

                             Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

                             INVESTMENT ADVISER: Fidelity Management &
                                                 Research Company

                             SUBADVISERS:  Fidelity  Management & Research
                             (U.K.) Inc.;  Fidelity  Management & Research (Far
                             East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Fidelity VIP Equity-Income   INVESTMENT OBJECTIVE
Portfolio                    Seeks  reasonable  income.  Also  considers the
                             potential for capital  appreciation.  Seeks to
(Service Class 2)            achieve a yield which exceeds the composite yield
                             on the securities  comprising the Standard &
                             Poor's 500 Index.

                             PRINCIPAL STRATEGIES

                             Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                             PRINCIPAL RISKS

                             Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

                             INVESTMENT ADVISER: Fidelity Management & Research Company

                             SUBADVISER: FMR Co., Inc.

Fidelity VIP Growth          INVESTMENT OBJECTIVE
Portfolio                    Seeks to achieve capital appreciation.

(Service Class 2)            PRINCIPAL STRATEGIES

                             Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                             PRINCIPAL RISKS

                             Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

                             INVESTMENT ADVISER: Fidelity Management & Research Company

                             SUBADVISER: FMR Co., Inc.

ING GET FUND

ING GET Fund                 INVESTMENT OBJECTIVE

                             The Series seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the Guarantee Period.

                             PRINCIPAL STRATEGIES

                             The Series allocates its assets among the following asset classes:

                                  o  During the Offering Period, the Series'
                                     assets will be invested in short-term
                                     instruments.

                                  o  During the Guarantee Period, the
                                     Series' assets will be allocated
                                     between the:

                                         o  EQUITY COMPONENT -
                                            consisting of common stocks included
                                            in the Standard and Poor's 500
                                            Index (S&P 500) and futures
                                            contracts  on the S&P 500; and
                                            the

                                         o  FIXED COMPONENT - consisting
                                            primarily of short- to
                                            intermediate-duration U.S.
                                            Government securities.

                             The minimum TARGETED RETURN is 1.5% per year over the Guarantee Period. The minimum Targeted Return is set by the Fund's Board of Trustees (Board) and takes into consideration the SERIES' total annual expenses as well as insurance company separate account expenses assessed to contract holders and participants acquiring interests in the Fund through separate accounts. There is no assurance that the Fund will achieve the Targeted Return. THE GUARANTEE PROMISES INVESTORS ONLY A RETURN OF THE AMOUNT INVESTED IN THE SERIES THROUGH THE SEPARATE ACCOUNT (LESS CERTAIN CHARGES). THE GUARANTEE DOES NOT PROMISE THAT INVESTORS WILL EARN THE TARGETED RETURN.

                             PRINCIPAL RISKS

                             The principal risks of investing in the Series are those generally attributable to stock and bond investing. The success of the Series' strategy depends on Aeltus' skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each Component. Because the Series invests in both stocks and bonds, the Series may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

                             The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

                             The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

                             The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility.

                             If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete reallocation to the Fixed Component would likely occur to ensure that the Targeted Return would be achieved at the end of the Guarantee Period. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

                             Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Fund.

                             INVESTMENT ADVISER:  ING Investments, LLC

                             SUBADVISER:  Aeltus Investment Management, Inc.

ING PARTNERS, INC.

ING MFS Capital              INVESTMENT OBJECTIVE
Opportunities Portfolio      Seeks capital appreciation.

(Initial Class)              PRINCIPAL STRATEGIES

                             Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

                             PRINCIPAL RISKS

                             Subject to the following principal risks:

                               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

                               OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

                               FOREIGN MARKETS RISK AND CURRENCY RISK:
                               Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

                               EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

                               DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

                               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

                             INVESTMENT  ADVISER:  ING Life Insurance and
                             Annuity Company (formerly Aetna Life Insurance and Annuity Company)

                             SUBADVISER: Massachusetts Financial Services
                             Company (MFS)

ING MFS Global Growth        INVESTMENT OBJECTIVE
Portfolio                    Nondiversified Portfolio that seeks capital
                             appreciation.

(Service Class)              PRINCIPAL STRATEGIES

                             Invests primarily (at least 65% of net assets under normal circumstances) in common stocks and related equity securities such as preferred stock, convertible securities and depositary receipts. Seeks to achieve its investment objective by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy. Invests in equity securities which are derived from companies in three distinct market sectors: (1) U.S. emerging growth companies, which are domestic companies that MFS, the Portfolio's subadviser, believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate due to special factors; (2) foreign growth companies, which are foreign companies located in more developed securities markets that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings and cash flow; and,
                             (3) emerging market securities, which are securities of issuers whose principal activities are located in emerging market countries. Under normal circumstances, invests in at least three different countries, one of which may be the United States. Investments may include securities listed on a securities exchange or traded in the over the counter markets. Also may engage in active and frequent trading to achieve its principal investment strategies.

                             PRINCIPAL RISKS

                             Subject to the following principal risks:

                               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

                               ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the Portfolio's assets from one type of investment to another.

                               FOREIGN MARKETS RISK AND CURRENCY RISK:
                               Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

                               EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

                               GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

                               EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

                               OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

                               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

                               DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

                             INVESTMENT  ADVISER:  ING Life Insurance and
                             Annuity Company (formerly Aetna Life Insurance and Annuity Company)

                             SUBADVISER: Massachusetts Financial Services Company (MFS)

ING Van Kampen Comstock      INVESTMENT OBJECTIVE
Portfolio                    Seeks capital growth and income.

(Service Class)              PRINCIPAL STRATEGIES

                             Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks consisting principally of common stocks. Emphasizes a value style of investing seeking well-established, undervalued companies believed to posses the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's subadviser of the capital growth and income potential for such securities materially change. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. Also may invest up to 10% of total assets in high quality short-term debt securities and investment grade corporate debt securities in order to provide liquidity.

                             PRINCIPAL RISKS

                             Subject to the following principal risks:

                               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

                               SMALL AND MID-CAPITALIZATION COMPANY RISK:
                               Investment in small and mid-capitalization companies involves a substantial risk of loss. Small and mid cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth than larger companies.

                               FOREIGN MARKETS RISK AND CURRENCY RISK:
                               Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

                               DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.

                               MANAGEMENT RISK: The risk that a strategy used by the Portfolio's subadviser may fail to produce intended results.

                               INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

                               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

                             INVESTMENT  ADVISER:  ING Life Insurance and
                             Annuity Company (formerly Aetna Life Insurance and Annuity Company)

                             SUBADVISER: Morgan Stanley Investment Management Inc. d/b/a Van Kampen

ING VARIABLE INSURANCE TRUST

ING VP Worldwide Growth      INVESTMENT OBJECTIVE
Portfolio (formerly          Seeks to provide investors with long-term capital
Pilgrim VIT Worldwide        appreciation.
Growth)

                    PRINCIPAL STRATEGIES

(Initial Class)
                    Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the portfolio mangers believe they present attractive investment opportunities. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

                             PRINCIPAL RISKS

                             The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

                             INVESTMENT ADVISOR:  ING Investments, LLC

ING VARIABLE PORTFOLIOS, INC.

ING VP Index Plus LargeCap   INVESTMENT OBJECTIVE
Portfolio                    Seeks to outperform the total return  performance
                             of the Standard & Poor's 500 Composite Index
                             (S&P 500), while maintaining a market level of risk.
(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

                             PRINCIPAL RISKS

                             Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

                             INVESTMENT ADVISER:  ING Investments, LLC

                             SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Index Plus MidCap     INVESTMENT OBJECTIVE
Portfolio                    Seeks to  outperform  the total return  performance
                             of the Standard & Poor's MidCap 400 Index
                             (S&P 400), while maintaining a market level of risk.
(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Invests at least 80% of net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 in both rising and falling markets.

                             PRINCIPAL RISKS

                             Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

                             INVESTMENT ADVISER:  ING Investments, LLC

                             SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Index Plus SmallCap   INVESTMENT OBJECTIVE
Portfolio                    Seeks to  outperform  the total return  performance
                             of the  Standard and Poor's  SmallCap 600
                             Index (S&P 600), while maintaining a market level of risk.
(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Invests at least 80% of net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 in both rising and falling markets.

                             PRINCIPAL RISKS

                             Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

                             INVESTMENT ADVISER:  ING Investments, LLC

                             SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Value Opportunity     INVESTMENT OBJECTIVE
Portfolio                    Seeks growth of capital primarily through
                             investment in a diversified portfolio of common stocks and securities convertible into common stock.

(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) tends to invest in larger companies that it believes are trading below their perceived value, although may invest in companies of any size. Aeltus believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

                             PRINCIPAL RISKS

                             Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

                             INVESTMENT ADVISER:  ING Investments, LLC

                             SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST

ING VP Convertible           INVESTMENT OBJECTIVE

                             Seeks maximum total return, consisting of capital appreciation and current income.
(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Under normal conditions, invests at least 80% of assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. Emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Portfolio invests may be rated below investment grade (high-risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Portfolio may invest. Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure. May also invest in securities issued by the U.S. government and its agencies and instrumentalities. May also invest up to 20% of total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt securities (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated. Most but not all of the bonds in which the Portfolio invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less. In analyzing specific companies for possible investment, the adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes. May also lend portfolio securities on a short-term or long-term basis, up to 30% of total assets.

                             PRINCIPAL RISKS

                             You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, changes in interest rates, credit risk, inability to sell securities and securities lending. The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower-rated securities may be less liquid than higher quality investments. High yields reflect the higher credit risks associated with certain lower-rated securities and in some cases, the lower market prices for those instruments. The Portfolio may invest in small- and medium-sized companies, which may entail greater price volatility than investing in stocks of larger companies. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings; each investment has a greater effect on the Portfolio's performance.

                             INVESTMENT ADVISER:  ING Investments,  LLC
                             (ING Investments)  (formerly ING Pilgrim
                             Investments, LLC)

ING VP Large Company Value   INVESTMENT OBJECTIVE

                             Seeks long-term capital appreciation. Income is a secondary objective.
(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Normally invests at least 80% of assets in common stock of large companies, which may include dividend paying securities and securities convertible into shares of common stock. Seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations. May invest remaining 20% of assets in foreign securities and smaller capitalization companies.

                             PRINCIPAL RISKS

                             You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends, inability to sell securities, risks of foreign investing, credit risk, and interest rates. The Portfolio has exposure to financial and market risks that accompany investments in equities. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates.

                             INVESTMENT ADVISER:  ING Investments,  LLC
                             (ING Investments)  (formerly ING Pilgrim
                             Investments, LLC)

ING  VP LargeCap Growth      INVESTMENT OBJECTIVE

                             Seeks long-term capital appreciation.
(Class S Shares)
                             PRINCIPAL STRATEGIES

                             Normally invests at least 80% of assets in equity securities of large U.S. companies that the portfolio managers believe have above average prospects for growth. Equity securities in which the Portfolio may invest include common and preferred stocks, warrants and convertible securities. Portfolio considers a company to be large it its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Index (S&P 500 Index). Capitalization of companies in the S&P 500 Index will change with market conditions. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectation. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May also lend portfolio securities on a short term or long term basis, up to 30% of total assets.

                             PRINCIPAL RISKS

                             You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility and market trends. The Portfolio has exposure to financial and market risks that accompany investments in equities. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings because each investment has a greater effect on the Portfolio's performance.

                             INVESTMENT ADVISER:  ING Investments,  LLC
                             (ING Investments)  (formerly ING Pilgrim
                             Investments, LLC)

ING VP MagnaCap (formerly    INVESTMENT OBJECTIVE
Pilgrim VP                   Seeks growth of capital, with dividend income as
MagnaCap)                    a secondary consideration.

                             PRINCIPAL STRATEGIES

                    (Service Shares) Managed with the philosophy that companies that can best meet the Portfolio's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria: consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies. Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration. Assets that are not invested in equity securities may be invested in high quality debt securities.

                             PRINCIPAL RISKS

                             The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                             INVESTMENT ADVISOR:  ING Investments, LLC

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-Financial        INVESTMENT OBJECTIVE
Services Fund
                             Seeks to make an investment grow. The Fund is aggressively managed.

                             PRINCIPAL STRATEGIES

                             Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings. INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

                             PRINCIPAL RISKS

                             Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

                             INVESTMENT ADVISER:  INVESCO Funds Group, Inc.

INVESCO VIF-Health           INVESTMENT OBJECTIVE
Sciences Fund                Seeks to make an investment grow. The Fund is
                             aggressively managed.

                             PRINCIPAL STRATEGIES

                             Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

                             PRINCIPAL RISKS

                             Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

                             INVESTMENT ADVISER:  INVESCO Funds Group, Inc.

INVESCO VIF-Leisure Fund     INVESTMENT OBJECTIVE

                             The Fund seeks to make an investment grow.

                             PRINCIPAL STRATEGIES

                             Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

                             PRINCIPAL RISKS

                               POTENTIAL CONFLICTS - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

                               MARKET RISK - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

                               FOREIGN SECURITIES RISKS - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

                               CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

                               POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

                               REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

                               DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

                               EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

                             INVESTMENT ADVISER:  INVESCO Funds Group, Inc.

INVESCO VIF-Utilities Fund   INVESTMENT OBJECTIVE

                             Seeks to make an investment grow and seeks current income. The Fund is aggressively managed.

                             PRINCIPAL STRATEGIES

                             Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

                             PRINCIPAL RISKS

                             Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

                             INVESTMENT ADVISER:  INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen Series -         INVESTMENT OBJECTIVE
Worldwide Growth Portfolio
                             Seeks long-term growth of capital in a manner consistent with the preservation of capital.
(Service Shares)
                             PRINCIPAL STRATEGIES

                             Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

                             PRINCIPAL RISKS

                             Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

                             INVESTMENT ADVISER:  Janus Capital Management LLC

PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Portfolio   INVESTMENT OBJECTIVE

                             Seeks maximum total return, consistent with preservation of capital and prudent investment management.

                             PRINCIPAL STRATEGIES

                             The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements

                             PRINCIPAL RISKS

                             Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                               MANAGER RISK-Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                               High Yield Risk-Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

                               INTEREST RATE RISK-As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                               CREDIT RISK-A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                               MARKET RISK-The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                               ISSUER-RISK The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                               LIQUIDITY RISK- Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                               DERIVATIVES RISK- Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                               MORTGAGE RISK- A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                               FOREIGN (NON-U.S.) INVESTMENT RISK-A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                               CURRENCY RISK-Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                               LEVERAGING RISK-Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

                             INVESTMENT ADVISER: Pacific Investment Management Company

PIMCO StocksPLUS Growth      INVESTMENT OBJECTIVES
and Income Portfolio
                             Seeks total return which exceeds that of the S&P
                             500.

                             PRINCIPAL STRATEGIES

                             The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

                             SUMMARY OF PRINCIPAL RISKS

                             Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign (non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                               MANAGER RISK-Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                               INTEREST RATE RISK-As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                               CREDIT RISK-A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                               MARKET RISK-The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                               ISSUER RISK-The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                               LIQUIDITY RISK-Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                               DERIVATIVES RISK-Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                               MORTGAGE RISK-A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                               FOREIGN (NON-U.S.) INVESTMENT RISK-A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                               CURRENCY RISK-Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                               LEVERAGING RISK-Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

                             INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio   INVESTMENT OBJECTIVE

                             Seeks reasonable income and capital growth.
(Class II Shares)
                             PRINCIPAL STRATEGIES

                             Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

                             PRINCIPAL RISKS

                             Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

                             INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Small Company VCT    INVESTMENT OBJECTIVE
Portfolio
                             Seeks to achieve capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.
(Class II Shares)
                             PRINCIPAL STRATEGIES

                             Normally, invests at least 80% of total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. Pioneer, the Portfolio's investment adviser, monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; and estimated private market value in excess of current stock price.

                             PRINCIPAL RISKS

                             Even though the Portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if small company or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in small companies. Compared to large companies, small companies and the market for their equity securities, are likely to be more sensitive to changes in the economy, earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

                             INVESTMENT ADVISER: Pioneer Investment Management, Inc.

PRUDENTIAL SERIES FUND, INC.

Jennison Portfolio           INVESTMENT OBJECTIVE
(formerly Prudential         Seeks to achieve long-term growth of capital.
Jennison Portfolio)
                             PRINCIPAL STRATEGIES

(Class II Shares)

                    Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

                             PRINCIPAL RISKS

                             Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the Portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                             INVESTMENT ADVISER:  Prudential Investments LLC

                             SUBADVISER:  Jennison Associates, LLC

SP Jennison International    INVESTMENT OBJECTIVE
Growth and Portfolio         Seeks long-term growth of capital.

(Class II Shares)            PRINCIPAL STRATEGIES

                             Invests in equity-related securities of foreign issuers that the subadviser thinks will increase in value over a period of years. Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

                             PRINCIPAL RISKS

                             Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                             INVESTMENT ADVISER:  Prudential Investments LLC

                             SUBADVISER:  Jennison Associates, LLC

PUTNAM VARIABLE TRUST

Putnam VT Growth and INVESTMENT OBJECTIVE Income Fund Seeks capital growth and current income.

(Class Ib Shares)            PRINCIPAL STRATEGIES

                             Invests mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those Putnam Management believes are currently undervalued by the market. The fund looks for companies undergoing positive change. If correct and other investors recognize the value of the company, the price of the stock may rise. Invests mainly in large companies.

                             PRINCIPAL RISKS

                             Among the main risks are the following: The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

                             INVESTMENT ADVISER:  Putnam Investment Management,
                             LLC

Putnam VT International      INVESTMENT OBJECTIVE
Growth and Income Fund
                             Seeks capital growth. Current income is a secondary objective.

(Class Ib Shares)            PRINCIPAL STRATEGIES

                             Invests mainly in common stocks of companies outside the United States. The fund invests mainly in value stocks that offer the potential for income. Value stocks are those that Putnam Management believes are currently undervalued by the market. The fund looks for companies undergoing positive change. If correct and other investors recognize the value of the company, the price of its stock may rise. The fund invests mainly in midsized and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets. To determine whether a company is located outside of the United States, the fund looks at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

                             PRINCIPAL RISKS

                             Among the main risks are the following: The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets. The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

                             INVESTMENT ADVISER:  Putnam Investment Management,
                             LLC

Putnam VT Voyager Fund II    INVESTMENT OBJECTIVE

                             Seeks long-term growth of capital.
(Class Ib Shares)
                             PRINCIPAL STRATEGIES

                             Invests mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings the fund believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. May invest in companies of any size.

                             PRINCIPAL RISKS

                             Among the main risks are the following: The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

                             INVESTMENT ADVISER:  Putnam Investment Management,
                             LLC

UBS SERIES TRUST

Tactical Allocation          INVESTMENT OBJECTIVE
Portfolio (formerly          Seeks total return, consisting of long-term capital
Brinson Series Trust         appreciation and current income.
- Tactical Allocation
Portfolio)                   PRINCIPAL STRATEGIES

(Class I)                    Allocates assets between a stock portion that is
                             designed to track the performance of the S&P
                             500 Composite Stock Index and a fixed income portion that consists of either five-year U.S.
                             Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Portfolio's investment adviser reallocates assets in accordance with the recommendations of its own
                             Tactical Allocation Model (the "Model") on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25%, or 0%. If the Model recommends a stock allocation of less than 100%, the Model also recommends a fixed-income allocation for the remainder of the Portfolio's assets. When the Model recommends a fixed-income allocation of more than 50%, the Portfolio must invest in other high-quality bonds or money market instruments to the extent needed to limit the Portfolio's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts. The Portfolio may use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. These instruments may also be used to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

                             PRINCIPAL RISKS

                             The Portfolio is subject to the following principal risks: asset allocation risk, equity risk, index tracking risk, interest rate risk, derivatives risk, and foreign investing risk. Asset allocation risk refers to the risk that the Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Index tracking risk refers to the risk that the performance of the fund's stock investments generally will not be identical to that of the S&P 500 Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily. Interest rate risk refers to the risk that the value of the fund's bond investments generally will fall when interest rates rise. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments. The S&P 500 Index includes some U.S. dollar denominated foreign securities. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

                             INVESTMENT ADVISER:  UBS Global Asset Management
                             (US) Inc.

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------


                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 - 3,500) is
considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000x .06). The amount of the withdrawal paid to you will be $10,080 ($10,500-$420). This example does not take into account deduction of any premium taxes.

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------


                    PROJECTED SCHEDULE OF GET FUND OFFERINGS

                        OFFERING DATES             GUARANTEE DATES

    ------------------- -------------------------- ------------------

    GET S SERIES        06/14/02-09/11/02          09/12/02-09/14/07

    GET T SERIES        09/12/02-12/11/02          12/12/02-12/14/07

    GET U SERIES        12/12/02-03/12/03          03/13/03-03/14/08

    GET V SERIES        03/13/03-06/12/03          06/13/03-06/13/08

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------


                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York ("ReliaStar of NY"). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated __________, 2002. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                             ING VARIABLE ANNUITIES

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

             ReliaStar Life Insurance Company of New York is a stock
                         company domiciled in New York.

SmartDesign Variable Annuity-NY                                      [__/__/__]

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION



                       Statement of Additional Information

                      ING SMARTDESIGN VARIABLE ANNUITY - NY

                          DEFERRED COMBINATION VARIABLE

                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                              SEPARATE ACCOUNT NY-B

                                       OF

                            RELIASTAR LIFE INSURANCE

                               COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar Life Insurance Company of New York, customer service center, 1000 Woodbury Road, Suite 102, Woodbury, New York 11797 or telephone 1-800-963-9539.

                             DATE OF PROSPECTUS AND

                      STATEMENT OF ADDITIONAL INFORMATION:
                                   _______, 2002

                                TABLE OF CONTENTS

Item                                                                   Page
Introduction.............................................................1
Description of ReliaStar Life Insurance Company of New York..............1
Safekeeping of Assets....................................................1
The Administrator........................................................1
Independent Auditors.....................................................1
Distribution of Contracts................................................2
Performance Information..................................................2
IRA Partial Withdrawal Option............................................8
Other Information........................................................8
Consolidated Financial Statements Of Reliastar Life Insurance
 Company of New York.....................................................8
Financial Statements of Separate Account NY-B............................9

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

                     DESCRIPTION OF RELIASTAR LIFE INSURANCE

                               COMPANY OF NEW YORK

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") is a stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. Effective April 1, 2002, ("merger date") First Golden American Life Insurance Company ("First Golden"), the original depositor for the variable insurance products offered through Separate Account NY-B, was merged into ReliaStar of NY. ReliaStar of NY is authorized to transact business in all states, the District of Columbia and the Dominican Republic and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. ReliaStar of NY is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company and is an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING").

                              SAFEKEEPING OF ASSETS

ReliaStar of NY acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR

On November 8, 1996, First Golden American Life Insurance Company of New York ("First Golden") and Golden American Life Insurance Company ("Golden American") entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into ReliaStar of NY ("merger date"), the expenses incurred by Golden American in relation to this service agreement will be reimbursed by ReliaStar of NY on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. As of the merger date, ReliaStar of NY is obligated to reimburse these expenses. For the years ended December 31, 2001 and 2000, First Golden incurred expenses of $122,000 and $412,000, respectively, under the agreement with Golden American and $0 and $340,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden, Golden American and Directed Services, Inc. ("DSI") entered into a service agreement pursuant to which First Golden and Golden American agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, ReliaStar of NY provides its personnel to provide such services. ReliaStar of NY expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by ReliaStar of NY's employees on behalf of DSI. For the year ended December 31, 2001, charges to Golden American and DSI for these services were $166,000 and $139,000, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Separate Account NY-B. Ernst & Young LLP, independent auditors, has performed audits of Reliastar of NY in 2000 and 2001. Deloitte and Touche LLP, independent auditors, performed an annual audit of Reliastar of NY in 1999.


                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. DSI, an affiliate of ReliaStar of NY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by ReliaStar of NY. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1999, through three broker/dealer institutions during the year ended December 31, 2000 and through 125 broker/dealer institutions during the year ended December 31, 2001. For the years ended 2001 and 2000 commissions paid by First Golden to DSI aggregated $264,000 and $1,115,000 respectively. As of the merger date, ReliaStar of NY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non- standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 7.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

  EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2001 to December 31, 2001 were 1.87% and 1.89%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                  Yield = 2 x [((a - b)/(c x d)  + 1)6 - 1]

     Where:

[a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount

[b]  equals the expenses accrued for the period (net of reimbursements)

[c] equals the average daily number of units outstanding during the period based on the accumulation unit value

[d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC  STANDARD  AVERAGE  ANNUAL TOTAL RETURN FOR ALL  SUBACCOUNTS
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

                                  P(1+T)n = ERV

     Where:

     (1)  [P] equals a hypothetical initial premium payment of $1,000

     (2)  [T] equals an average annual total return

     (3)  [n] equals the number of years

     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts is presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the period ending December 31, 2001 were as follows:

The subaccounts which are not shown had not commenced operations as of December 31, 2001. Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for Option III Death Benefit of 1.80%, the administrative charge of 0.15%, and the earnings multiplier benefit rider charge annualized at 0.25%, for the year ending December 31, 2001 were as follows:


Average Annual Total Return for Periods Ending 12/31/01 - Standardized with Rider Charge
---------------------------------------------------------------------------------------------------
                              with Surrender, with Rider                                 Inception
195 BP                           1 Year        5 Year        10 Year      Inception         Date
Core Bond
Growth and Income
Liquid Asset
Research
Total Return
Value Equity
Pilgrim Worldwide Growth
Pimco High Yield Bond
Prudential Jennison Port.
SP Jennison Int. Growth

[To be updated by amendment to this filing]


Average Annual Total Return for Periods Ending 12/31/01 - Standardized without Rider Charge
---------------------------------------------------------------------------------------------------

                              with Surrender, w/o Rider                                  Inception
195 BP                           1 Year        5 Year        10 Year      Inception         Date
Core Bond
Growth and Income
Liquid Asset
Research
Total Return
Value Equity
Pilgrim Worldwide Growth
Pimco High Yield Bond
Prudential Jennison Port.
SP Jennison Int. Growth

[To be updated by amendment to this filing]



     P(1+T)^(n)]=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

The subaccounts which are not shown had not commenced operations as of December 31, 2001. Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for Option III Death Benefit of 1.80%, the administrative charge of 0.15%, and the earnings multiplier benefit rider charge annualized at 0.25%, for the year ending December 31, 2001 were as follows:


Average Annual Total Return for Periods Ending 12/31/01 - Non-Standardized with Rider Charge
---------------------------------------------------------------------------------------------------
                              w/o Surrender, with Rider, w/o Contract                    Inception
195 BP                           1 Year        5 Year        10 Year      Inception         Date
Core Bond
Growth and Income
Liquid Asset
Research
Total Return
Value Equity
Pilgrim Worldwide Growth
Pimco High Yield Bond
Prudential Jennison Port.
SP Jennison Int. Growth


[To be updated by amendment to this filing]


Average Annual Total Return for Periods Ending 12/31/01 - Non-Standardized without Rider Charge
---------------------------------------------------------------------------------------------------


                              w/o Surrender, w/o Rider, w/o Contract                     Inception
195 BP                           1 Year        5 Year        10 Year      Inception         Date
Core Bond
Growth and Income
Liquid Asset
Research
Total Return
Value Equity
Pilgrim Worldwide Growth
Pimco High Yield Bond
Prudential Jennison Port.
SP Jennison Int. Growth

[To be updated by amendment to this filing]

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS From time to time, the rating of ReliaStar of NY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and a A+ rating means, in the opinion of A.M.Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under "Performance Information." Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.


ILLUSTRATION OF CALCULATION OF AUV
         EXAMPLE 1.

         1.   AUV, beginning of period                             $10.00000000
         2.   Value of securities, beginning of period             $10.00000000
         3.   Change in value of securities                          0.10000000
         4.   Gross investment return (3) divided by (2)             0.01000000
         5.   Less daily mortality and expense charge                0.00003446
         6.   Less asset based administrative charge                 0.00000411
         7.   Net investment return (4) minus (5) minus (6)          0.00996163
         8.   Net investment factor (1.000000) plus (7)              1.00996163
         9.   AUV, end of period (1) multiplied by (8)             $10.09961430

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
         EXAMPLE 2.

         1.   Initial Premium Payment                              $ 1,000
         2.   AUV on effective date of purchase (see Example 1)    $10.00000000
         3.   Number of Units purchased [(1) divided by (2)]       100.00000000
         4.   AUV for valuation date following purchase
              (see Example 1)                                      $10.09961430
         5.   Contract  Value in account for valuation date
              following purchase [(3) multiplied by (4)]            $  1,009.96


                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ReliaStar of NY notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ReliaStar of NY receives the completed election form.

ReliaStar of NY calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                 CONSOLIDATED FINANCIAL STATEMENTS OF RELIASTAR
                       LIFE INSURANCE COMPANY OF NEW YORK

The Consolidated audited financial statements of ReliaStar Life Insurance Company of New York are listed below and are included in this Statement of Additional Information:

   Report of Independent Auditors
   Audited Consolidated Financial Statements of ReliaStar Life Insurance Company of New York
     Consolidated Balance Sheets as of December 31,2001 and 2000
     Consolidated Statements of Operations for the years ended
       December 31, 2001, 2000 and 1999
     Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2001, 2000 and 1999
     Consolidated Statements of Cash Flows for the years ended
       December 31, 2001, 2000 and 1999
     Notes to Consolidated Financial Statements

                  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

   Report of Independent Auditors
   Audited Financial Statements
    Statement of Assets and Liabilities as of December 31, 2001
    Statement of Operations for the year ended December 31, 2001
    Statements  of Changes in Net Assets for the year ended  December  31,
     2001 and December 31, 2000
    Notes to Financial Statements

            First Golden American Life Insurance Company of New York
                              Separate Account NY-B

                              Financial Statements


                          Year ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors................................................
Financial Statements of ReliaStar Life Insurance Company of New York..........
Financial Statements of Separate Account NY-B.................................

[to be filed by amendment]

                          PART C -- OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)

(1) All relevant financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

(3)  FAS No. 142 - Transitional Disclosures





                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                        (DOLLARS IN MILLIONS)



                                                                                                                       BALANCE
                                                                                                                         SHEET
   DECEMBER 31, 2001                                                                       COST(1)         VALUE        AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and
       authorities..........................................................               $10.1            $10.5        $10.5
      Public utilities......................................................                67.0             69.5         69.5
      Foreign government....................................................                  .1               .1           .1
      Corporate securities..................................................               786.0            814.9        814.9
      Other asset-backed securities.........................................               295.5            301.7        301.7
      Mortgage-backed securities............................................               296.7            303.4        303.4
                                                                                  ----------------------------------------------
      Total fixed maturities, available for sale............................             1,455.4          1,500.1      1,500.1

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............                 3.6              3.5          3.5

   Mortgage loans on real estate............................................               265.5                         265.5
   Real Estate..............................................................                  .3                            .3
   Policy loans.............................................................                85.0                          85.0
   Other Invested Assets....................................................                 6.5                           6.5
   Short-term investments...................................................                20.5                          20.5
                                                                                  ---------------                 --------------
   Total investments........................................................            $1,836.8                      $1,881.4
                                                                                  ===============                 ==============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.




                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                        (DOLLARS IN MILLIONS)


COLUMN A             COLUMN B     COLUMN C   COLUMN D    COLUMN E   COLUMN F   COLUMN G   COLUMN H    COLUMN I   COLUMN J  COLUMN K
-----------------------------------------------------------------------------------------------------------------------------------
                                   FUTURE
                                   POLICY                                                           AMORTIZA-
                                 BENEFITS,                 OTHER                          BENEFITS    TION OF
                                   LOSSES,                POLICY                            CLAIMS,  DEFERRED
                      DEFERRED     CLAIMS                 CLAIMS INSURANCE                  LOSSES     POLICY
                        POLICY        AND    UNEARNED        AND  PREMIUMS        NET          AND     ACQUI-      OTHER
                   ACQUISITION       LOSS     REVENUE   BENEFITS       AND INVESTMENT   SETTLEMENT     SITION   OPERATING  PREMIUMS
SEGMENT                  COSTS   EXPENSES     RESERVE    PAYABLE   CHARGES     INCOME     EXPENSES      COSTS    EXPENSES*  WRITTEN
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001:

Life insurance            $26.0   $1,550.5      --        $58.9    $150.6     $142.3       $156.8       $3.3       $99.1      --

YEAR ENDED DECEMBER 31, 2000:
Life Insurance

September 1, 2000 to
December 31, 2000          $8.8   $1,571.1      --        $51.3     $51.6      $48.3        $58.6       $2.6       $26.5      --

January 1, 2000 to
August 31, 2000          $166.1   $1,568.1      --        $78.6     $91.4      $97.7       $100.4      $14.7       $46.4      --

YEAR ENDED DECEMBER 31, 1999:

Life insurance           $141.7    1,672.8      --        $62.4    $143.5      149.7       $156.2      $23.1       $55.6      --



* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE
                                                           (in thousands)

Column A                                          COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PERCENTAGE
                                                                 CEDED TO         ASSUMED                             OF AMOUNT
                                                     GROSS          OTHER      FROM OTHER              NET              ASSUMED
                                                    AMOUNT      COMPANIES       COMPANIES           AMOUNT               TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2001:
    Life insurance in force.................      $34,149,000     $10,687,000      $4,234,000      $27,696,000            15.3%
                                                ================================================================================

Premium
    Life                                          $70,649         $18,054          $3,334          $55,929                 6.0%
    Accident and Health                            16,608          12,358               -            4,250                   -
                                                ----------------------------------------------------------------
    Total Premium                                 $87,257         $30,412          $3,334          $60,179                 5.5%
                                                ================================================================

AT DECEMBER 31, 2000:
    Life insurance in force.................      $33,116,000     $9,126,000       $2,995,000      $26,985,000            11.1%
                                                ================================================================================

    Premium
      September 1, 2000 to
      December 31, 2000

      Life                                        $25,842          $8,437          $1,300          $18,705                 7.0%
      Accident and Health                           5,058           3,963               -            1,095
                                                ----------------------------------------------------------------
      Total Premium                               $30,900         $12,400          $1,300          $19,800                 6.5%
                                                ================================================================

      January 1, 2000 to
      August 31, 2000

      Life                                        $44,898         $20,352          $1,600          $26,146                 6.1%
      Accident and Health                           9,602           7,648               -            1,954
                                                ----------------------------------------------------------------
      Total Premium                               $54,500         $28,000          $1,600          $28,100                 5.7%
                                                ================================================================


AT DECEMBER 31, 1999:
    Life insurance in force.................      $34,702,000     $7,926,000        $2,707,000     $29,483,000             9.2%
                                                ================================================================
Premium
    Life                                          $62,930         $24,985          $2,400          $40,345                 5.9%
    Accident and Health                             8,570           6,115               -            2,455
                                                ----------------------------------------------------------------
    Total Premium                                 $71,500         $31,100          $2,400          $42,800                 5.6%
                                                ================================================================================


                     FAS No. 142 - TRANSITIONAL DISCLOSURES


Had the Companies been accounting for goodwill under SFAS No. 142 for all periods presented, the Companies' net income would have been as follows:

                                                    Post Acquisition                                Pre Acquisition

                                                                 For The Period           For The Period
                                           For The Twelve        September 1, 2000        January 1, 2000       For The Twelve
                                           Months Ended              through                  through           Months Ended
                                           December 31, 2001     December 31, 2000        August 31, 2000       December 31, 1999
                                           (in thousands)         (in thousands)           (in thousands)        (in thousands)



Reported net income, after tax                  $ 25.8                 $ 7.0                   $ 22.8               $ 39.8

Add back goodwill amorization, net of tax       $ 22.4                 $ 7.5                   $  0.6               $  0.9

Adjusted net income, after tax                  $ 48.2                 $14.5                   $ 23.4               $ 40.7





EXHIBITS

(b)

(1) Resolution of the board of directors of First Golden American Life Insurance Company of New York authorizing the establishment of the Registrant is incorporated herein by reference to Item 24 (b) (1) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(2) Form of Custodial Agreement between Registrant and the Bank of New York is incorporated herein by reference to Item 24 (b) (2) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc is incorporated herein by reference to Item 24 (b) (3) (a)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(b)  Form of Dealers Agreement is incorporated herein by reference to Item 24
     (b) (3)(b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(4) (a) Flexible Premium Deferred Combination Variable and Fixed Annuity Contract is incorporated herein by reference to Item 24 (b) (4)(a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(b) Earnings Enhanced Death Benefit Rider is incorporated herein by reference to Item 24 (b) (4)(b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(c)  GET Fund Endorsement is incorporated herein by reference to Item 24
     (b) (4)(c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(d) Simple Individual Retirement Annuity Rider (Group) is incorporated herein by reference to Item 24 (b) (4)(d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(e)  403(b) Rider is incorporated herein by reference to Item 24 (b) (4)
     (e)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(f) Roth Individual Retirement Annuity Rider (Group) is incorporated herein by reference to Item 24 (b) (4) (f) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(5) (a) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(6) (a) Articles of Incorporation of ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (6) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(b) By-Laws of ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (6) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(c) Resolution of board of directors for Powers of Attorney is incorporated herein by reference to Item 24 (b) (6) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(7)  Not applicable

(8) (a) Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (8) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(b) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company is incorporated herein by reference to Item 24 (b) (8) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(c) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Equitable Life Insurance Company of Iowa is incorporated herein by reference to Item 24 (b) (8) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(d) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Travelers Series Fund Inc. is incorporated herein by reference to Item 24 (b) (8) (d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(e) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Greenwich Street Series is incorporated herein by reference to Item 24 (b) (8) (e) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(f) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Smith Barney Concert Allocation Series Inc. is incorporated herein by reference to Item 24 (b) (8) (f) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(g) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and PIMCO Variable Insurance Trust is incorporated herein by reference to Item 24 (b) (8) (g) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(h) Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC is incorporated herein by reference to Item 24 (b) (8) (h) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(i) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and The Galaxy VIP Fund is incorporated herein by reference to
     Item 24 (b) (8) (i) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(j) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust is incorporated herein by reference to Item 24 (b) (8) (j) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(k) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust is incorporated herein by reference to Item 24 (b) (8) (k) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(l) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. is incorporated herein by reference to Item 24 (b) (8) (l) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(m) Form of Amended Schedule Page to the Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. is incorporated herein by reference to Item 24 (b) (8) (m) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(n) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC is incorporated herein by reference to
     Item 24 (b) (8) (n) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(o) Form of Reinsurance Agreement between ReliaStar Life Insurance Company of New York and London Life Reinsurance Company of Pennsylvania is incorporated herein by reference to Item 24 (b) (8) (o) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(9)  Opinion and Consent of Counsel - to be filed by amendment

(10) (a) Consent of Ernst & Young LLP, Independent
          Auditors - to be filed by amendment

(b)  Consent of Deloitte & Touche LLP, Independent
          Auditors - to be filed by amendment

(c) Consent of Kimberly J. Smith, Esquire incorporated in Item 9 of this Part C, together with the opinion of Kimberly J. Smith

(11) Not applicable
(12) Not applicable
(13) Not applicable
(14) Not applicable

(15) (a) Powers of Attorney is incorporated herein by reference to Item
     24 (b) (15) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).
     (b) Powers of Attorney

(16) Subsidiaries of ING Groep N.V. is incorporated herein by reference to Item 24 (b) (16) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 51, 2002 (File Nos. 333-85618, 811-7935).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
-----                     ----------------             ---------------------

Keith Gubbay             ReliaStar Life Insurance Co    President, and
                         20 Washington Avenue South     Director
                         Minneapolis, MN  55401

James Roderick Gelder    ReliaStar Life Insurance Co    Director
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Richard Michael Conley   2910 Holly Lane                Director
                         Plymouth, MN  55447

Ulric Haynes, Jr.        17 Bagatelle Rd.               Director
                         Bix Hills, NY  11746

Chris D. Schreier        ING Insurance Operations       Chief Financial Officer
                         5780 Powers Ferry Road         Senior Vice President
                         Atlanta, GA  30327-4390        and Director

P. Randall Lowery        ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Fioravante G. Perrotta   4231 Crayton Rd.               Director
                         Naples, FL 34103

Mark A. Tullis           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Charles B. Updike        Schoeman Updike & Kaufman      Director
                         60 East 42nd Street
                         New York, NY  10165

Ross M. Weale            56 Cove Rd.                    Director
                         South Salem, NY 10590

William D. Bonneville    ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

James R. McInnis         Golden American Life           Executive Vice President
                         Insurance Company
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Stephen J. Preston       Golden American Life           Executive Vice President
                         Insurance Company              and Director
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Roger D. Roenfeldt       ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

Paula Cludray-Engelke    ReliaStar Life Insurance Co    Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Allan Baker              ING Life Insurance & Annuity Co Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Robert W. Crispin        ING Investment Management LLC  Senior Vice President
                         5780 Powers Ferry Road         and Director
                         Atlanta, GA  30327-4390

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") - This corporation is a stock life insurance company organized under the laws of the State of Minnesota. The primary purpose of ReliaStar of NY is to offer variable annuity and variable life insurance contracts. ReliaStar of NY is a wholly owned subsidiary of Security-Connecticut Life Insurance Company and is authorized to do business in the District of Columbia, the Dominican Republic and all states.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

Item 27:  Number of Contractowners

As of July 31, 2002 there are 286 qualified contract owners and 775 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for the contracts. DSI is also the principal underwriter for Golden American Life Insurance Company, Separate Account A and Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, Alger Separate Account A of Golden American Life Insurance Company and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 102, Woodbury, NY 11797.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance
Company of New York.

                           SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 7th day of August, 2002.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  RELIASTAR LIFE INSURANCE
                                     COMPANY OF NEW YORK
                                     (Depositor)

                                By:  -----------------------------
                                     Keith Gubbay*
                                     President and Director

Attest:   /s/Linda E. Senker
          -------------------
          Linda E. Senker
          Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on August 7, 2002.

       Signature                         Title
       ---------                         -----


       ------------------                President and Director
       Keith Gubbay*                       of Depositor


       ------------------                Senior Vice President,
       Chris Schreier*                     Chief Financial Officer and Director



                      DIRECTORS OF DEPOSITOR


      ---------------------
      Richard M. Conley*


      ---------------------
      Mark A. Tullis*


      ---------------------
      Ulric Haynes*


      ---------------------
      P. Randall Lowery*


      ---------------------
      Fioravante Perrotta*


      ---------------------
      Charles B. Updike*


      ----------------------
      Ross M. Weale*


      ----------------------
      James Roderick Gelder*


      ----------------------
      Robert W. Crispin*


      ----------------------
      Allan Baker*


      ----------------------
      Stephen J. Preston*


       By: /s/Linda E. Senker, Attorney-in-Fact
           ------------------
            Linda E. Senker

_______________________

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM               EXHIBIT                                           PAGE #
----               -------                                           ------

15(b)  Powers of Attorney                                            EX-99.B15B